UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Long Investments	Shares	Value
COMMON STOCKS - 59.9%
Aerospace & Defense - 1.2%
Alliant Techsystems, Inc.(e)	1,955	$182,010
B/E Aerospace, Inc.*	10,618	740,181
Boeing Co./The(a)	37,266	3,916,657
DigitalGlobe, Inc.*	8,052	260,885
Esterline Technologies Corp.(a)*	21,200	1,726,528
Honeywell International, Inc.	792	65,720
L-3 Communications Holdings, Inc.(a)	18,821	1,753,176
Lockheed Martin Corp.	12,200	1,465,464
Precision Castparts Corp.	1,301	288,458
Spirit Aerosystems Holdings, Inc., Class A(a)*	2,883	73,113
TransDigm Group, Inc.	3,681	532,236
Triumph Group, Inc.	6,277	492,493
United Technologies Corp.(e)	3,546	374,351
		11,871,272
Air Freight & Logistics - 0.5%
FedEx Corp.	12,394	1,313,764
United Parcel Service, Inc., Class B(a)(e)	41,957	3,641,868
UTi Worldwide, Inc.	17,600	290,400
		5,246,032
Airlines - 0.9%
Copa Holdings SA, Class A	2,500	347,925
Delta Air Lines, Inc.*	9,500	201,685
Japan Airlines Co. Ltd.(a)	144,611	7,680,290
JetBlue Airways Corp.*	49,000	320,460
Southwest Airlines Co.	1,600	22,128
United Continental Holdings, Inc.*	600	20,910
US Airways Group, Inc.*	3,100	59,985
		8,653,383
Auto Components - 0.6%
Cooper-Standard Holding, Inc.*	8,506	418,921
Johnson Controls, Inc.	2,800	112,588
Lear Corp.(e)	12,700	879,729
Visteon Corp.(a)*	61,314	4,038,753
		5,449,991

	Shares	Value
Automobiles - 0.3%
Ford Motor Co.	27,400	$462,512
General Motors Co.(a)(e)*	61,714	2,213,681
		2,676,193
Beverages - 2.9%
Anheuser-Busch InBev N.V. (ADR)(a)	66,700	6,383,857
Beam, Inc.(e)	42,800	2,781,572
Brown-Forman Corp., Class B(a)	61,928	4,490,399
Cia de Bebidas das Americas (ADR)	20,019	756,318
Coca-Cola Co./The	86,800	3,478,944
Coca-Cola Enterprises, Inc.	289	10,849
Cott Corp.(a)	274,877	2,300,721
Diageo plc (ADR)(a)(e)	36,460	4,569,532
Fomento Economico Mexicano SAB de CV (ADR)	7,398	736,027
Molson Coors Brewing Co.(a)(e)	2,132	106,728
PepsiCo, Inc.	5,787	483,446
SABMiller plc	2,660	129,960
Suntory Beverage & Food Ltd.(a)*	80,867	2,849,465
		29,077,818
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.*	12,861	1,494,834
Biogen Idec, Inc.*	3,353	731,390
BioMarin Pharmaceutical, Inc.*	11,344	733,390
Celgene Corp.*	2,619	384,626
Elan Corp. plc (ADR)(a)*	383,208	5,901,403
Medivation, Inc.*	12,449	720,424
Myriad Genetics, Inc.*	331	9,821
Onyx Pharmaceuticals, Inc.(a)*	32,332	4,245,192
Pharmacyclics, Inc.*	6,799	738,575
Vertex Pharmaceuticals, Inc.*	2,744	218,971
		15,178,626
Building Products - 0.1%
Lennox International, Inc.(e)	6,339	455,267
Masco Corp.(a)(e)	7,724	158,496
Owens Corning*	14,177	559,850
		1,173,613
Capital Markets - 0.9%
Affiliated Managers Group, Inc.(e)*	184	33,184

See Accompanying Notes to the Schedule of Investments.	1

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Capital Markets - (continued)
Ameriprise Financial, Inc.	15,613	$1,389,557
Ares Capital Corp.	48,600	864,594
Bank of New York Mellon Corp./The(e)	22,585	710,298
Deutsche Bank AG(e)	14,529	653,660
Eaton Vance Corp.(e)	7,625	308,584
Evercore Partners, Inc., Class A	4,861	230,509
Franklin Resources, Inc.(e)	14,929	729,730
Greenhill & Co., Inc.(e)	3,545	178,455
Invesco Ltd.(a)	66,394	2,137,223
Legg Mason, Inc.(a)	15,226	523,622
Northern Trust Corp.(e)	10,197	596,932
Raymond James Financial, Inc.	3,508	154,598
T Rowe Price Group, Inc.	5,052	380,112
Waddell & Reed Financial, Inc., Class A(e)	6,479	330,818
		9,221,876
Chemicals - 3.3%
Air Products & Chemicals, Inc.	4,746	515,606
Airgas, Inc.(a)	30,878	3,186,918
American Vanguard Corp.	17,000	419,730
Axiall Corp.	40,750	1,796,260
CF Industries Holdings, Inc.	1,928	377,907
Cytec Industries, Inc.(a)	8,157	635,430
Dow Chemical Co./The	2,160	75,686
Eastman Chemical Co.(a)	62,646	5,038,618
Ecolab, Inc.(a)	31,386	2,891,906
EI du Pont de Nemours & Co.	1,340	77,305
GSE Holding, Inc.*	96,600	505,218
International Flavors & Fragrances, Inc.(e)	2,783	224,532
LyondellBasell Industries NV, Class A(a)	9,970	685,039
Monsanto Co.	3,201	316,195
Mosaic Co./The	8,490	348,854
OMNOVA Solutions, Inc.(a)*	173,024	1,394,574
Praxair, Inc.	6,028	724,385
Sherwin-Williams Co./The(a)	41,818	7,283,441
Sociedad Quimica y Minera de Chile SA (ADR)	9,489	274,801

	Shares	Value
Chemicals - (continued)
Valspar Corp./The	6,815	$464,238
W.R. Grace & Co.(a)*	68,612	5,270,774
		32,507,417
Commercial Banks - 1.7%
Aozora Bank Ltd.(a)	648,000	2,005,352
Bank of Hawaii Corp.(e)	1,510	84,016
BB&T Corp.	85,200	3,040,788
CIT Group, Inc.(a)*	34,851	1,746,384
Danske Bank A/S*	85,363	1,573,448
Fifth Third Bancorp	8,500	163,455
HDFC Bank Ltd. (ADR)	8,057	265,075
ICICI Bank Ltd. (ADR)	20,874	684,250
M&T Bank Corp.	6,229	727,921
PNC Financial Services Group, Inc./The	12,352	939,369
Regions Financial Corp.	144,200	1,443,442
SVB Financial Group(e)*	2,935	255,991
United Community Banks, Inc./GA*	21,000	286,230
Wells Fargo & Co.(a)	79,920	3,476,520
		16,692,241
Commercial Services & Supplies - 2.0%
ACCO Brands Corp.(a)*	117,887	779,233
Copart, Inc.(a)*	194,920	6,336,849
Iron Mountain, Inc.(e)	17,458	485,332
Progressive Waste Solutions Ltd.(a)	100,000	2,404,000
R.R. Donnelley & Sons Co.	73,526	1,396,259
Republic Services, Inc.(a)	75,000	2,543,250
Standard Parking Corp.(a)*	64,500	1,484,790
Tyco International Ltd.(a)	125,985	4,385,538
		19,815,251
Communications Equipment - 0.1%
Aruba Networks, Inc.*	19,142	340,345
Blackberry Ltd.*	16,724	147,673
Polycom, Inc.(a)(e)*	16,985	162,376
Riverbed Technology, Inc.(a)(e)*	25,456	398,132
		1,048,526
Computers & Peripherals - 0.2%
3D Systems Corp.*	920	43,451
Apple, Inc.	522	236,205

See Accompanying Notes to the Schedule of Investments.	2

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Computers & Peripherals - (continued)
Dell, Inc.	21,900	$277,473
Diebold, Inc.(e)	5,901	192,727
SanDisk Corp.(e)*	13,131	723,781
Stratasys Ltd.*	500	44,325
Synaptics, Inc.(e)*	10,192	407,680
		1,925,642
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. N.V.	6,764	402,999
Fluor Corp.(e)	4,000	250,240
Great Lakes Dredge & Dock Corp.	60,288	463,615
KBR, Inc.	11,681	365,382
Quanta Services, Inc.(a)*	95,010	2,547,218
URS Corp.(a)	121,011	5,627,011
		9,656,465
Construction Materials - 0.1%
Eagle Materials, Inc.(a)	9,828	663,193

Consumer Finance - 0.4%
Cash America International, Inc.	6,200	260,400
Discover Financial Services	10,800	534,708
Nelnet, Inc., Class A	7,500	291,600
SLM Corp.(a)	126,600	3,128,286
		4,214,994
Containers & Packaging - 1.5%
Crown Holdings, Inc.(a)*	54,982	2,409,861
Graphic Packaging Holding Co.(a)*	503,517	4,330,246
Greif, Inc., Class A(a)	35,000	1,936,200
Packaging Corp of America	8,674	466,574
Rock Tenn Co., Class A(a)	30,279	3,462,404
Sonoco Products Co.(a)	56,000	2,155,440
		14,760,725
Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	18,332	576,175
Hillenbrand, Inc.(a)	125,406	3,108,815
New Oriental Education &
Technology Group (ADR)	17,096	379,360
Sotheby’s(e)	9,925	446,625
		4,510,975

	Shares	Value
Diversified Financial Services - 0.7%
Bank of America Corp.(a)	139,555	$2,037,503
Citigroup, Inc.	4,142	215,964
CME Group, Inc.	10,962	810,969
JPMorgan Chase & Co.	5,550	309,301
Leucadia National Corp.	5,436	145,848
Moody’s Corp.(a)	54,406	3,687,094
NASDAQ OMX Group, Inc./The	1,550	50,220
PHH Corp.(a)(e)*	2,571	58,259
		7,315,158
Diversified Telecommunication Services - 0.3%
AT&T, Inc.(e)	5,357	188,941
BCE, Inc.	6,823	281,722
CenturyLink, Inc.(e)	24,422	875,529
Deutsche Telekom AG	83,443	1,015,505
Nippon Telegraph and Telephone Corp. (ADR)	371	9,342
Telefonica Brasil SA (ADR)(a)(e)	13,268	284,864
Verizon Communications, Inc.(e)	11,711	579,460
		3,235,363
Electric Utilities - 0.4%
American Electric Power Co., Inc.(a)	17,478	810,105
Cia Energetica de Minas Gerais (ADR)(a)(e)	29,889	276,772
Duke Energy Corp.	1,300	92,300
Entergy Corp.	8,938	603,315
NextEra Energy, Inc.(e)	8,736	756,625
OGE Energy Corp.	4,533	169,534
Pepco Holdings, Inc.	4,200	86,310
Pinnacle West Capital Corp.(e)	11,764	692,900
PPL Corp.	4,536	144,109
Southern Co./The	2,000	89,680
Xcel Energy, Inc.	5,400	161,730
		3,883,380
Electrical Equipment - 1.1%
AMETEK, Inc.(a)	3,038	140,599
Eaton Corp. plc(a)	81,516	5,620,528
EnerSys, Inc.(a)	54,000	2,857,680
Regal-Beloit Corp.(e)	12,790	827,257
Rockwell Automation, Inc.	7,607	736,738

See Accompanying Notes to the Schedule of Investments.	3

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Electrical Equipment - (continued)
Roper Industries, Inc.	1,552	$195,490
Thermon Group Holdings, Inc.*	19,800	396,198
		10,774,490
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A(e)	9,330	732,965
Anixter International, Inc.*	3,800	315,552
Arrow Electronics, Inc.*	1,741	79,476
Avnet, Inc.*	2,798	105,401
Cognex Corp.	800	42,488
Corning, Inc.(a)	47,270	718,031
Molex, Inc.	9,500	283,385
SYNNEX Corp.*	6,400	316,928
Trimble Navigation Ltd.(a)(e)*	11,789	336,458
		2,930,684
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	6,231	295,536
Core Laboratories NV(e)	373	55,801
Diamond Offshore Drilling, Inc.	9,800	660,912
Dril-Quip, Inc.(e)*	3,154	286,730
Ensco plc, Class A	7,200	412,848
Exterran Holdings, Inc.(e)*	5,257	166,910
Halliburton Co.(a)(e)	59,678	2,696,849
Hornbeck Offshore Services, Inc.(a)*	80,000	4,236,000
Nabors Industries Ltd.	7,281	112,055
National Oilwell Varco, Inc.	10,226	717,558
Ocean Rig UDW, Inc.(a)*	114,000	1,939,140
Schlumberger Ltd.	6,233	506,930
Transocean Ltd.(a)	14,531	685,282
Vantage Drilling Co.*	659,000	1,212,560
Weatherford International Ltd.*	53,150	741,974
		14,727,085
Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.(e)	5,446	360,688
Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)(e)	6,880	306,917
Costco Wholesale Corp.(a)(e)	49,951	5,858,753
CVS Caremark Corp.	8,107	498,499
Dairy Farm International Holdings Ltd.(a)	26,444	313,167

	Shares	Value
Food & Staples Retailing - (continued)
Kroger Co./The(e)	30,038	$1,179,592
Safeway, Inc.	103,521	2,669,807
Shoprite Holdings Ltd.	7,630	129,050
Walgreen Co.(a)	7,555	379,639
Wal-Mart Stores, Inc.(a)	89,581	6,981,943
Weis Markets, Inc.	6,300	316,386
		18,994,441
Food Products - 1.4%
Archer-Daniels-Midland Co.	16,100	587,167
ConAgra Foods, Inc.	18,379	665,504
Darling International, Inc.(a)*	100,000	2,030,000
General Mills, Inc.	1,700	88,400
Hershey Co./The	7,543	715,604
Kellogg Co.	1,435	95,054
Lindt & Spruengli AG(a)	11	501,475
Mead Johnson Nutrition Co.	9,373	682,729
Mondelez International, Inc., Class A(a)	235,447	7,362,428
Tyson Foods, Inc., Class A	22,053	609,104
Unilever N.V. (NYRS)(a)	7,773	310,998
Unilever plc (ADR)	2,335	94,871
		13,743,334
Gas Utilities - 0.1%
National Fuel Gas Co.(e)	1,137	73,712
Northwest Natural Gas Co.	6,800	298,792
ONEOK, Inc.	12,600	667,170
UGI Corp.	7,400	310,726
		1,350,400
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	31,926	1,169,449
Alere, Inc.(a)*	116,000	3,874,400
Baxter International, Inc.(a)	9,892	722,512
Becton Dickinson and Co.(a)(e)	39,521	4,099,118
CareFusion Corp.(a)*	80,011	3,086,024
CONMED Corp.	31,527	1,034,086
Cooper Cos., Inc./The	747	95,130
Covidien plc	4,950	305,069
Edwards Lifesciences Corp.(e)*	1,049	74,878
IDEXX Laboratories, Inc.*	2,972	291,226

See Accompanying Notes to the Schedule of Investments.	4

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Health Care Equipment & Supplies - (continued)
Integra LifeSciences Holdings Corp.(a)*	42,759	$1,684,277
Intuitive Surgical, Inc.*	1,885	731,380
Sirona Dental Systems, Inc.*	5,170	365,002
STERIS Corp.	2,159	97,198
Symmetry Medical, Inc.*	54,000	470,340
Thoratec Corp.(a)*	4,143	135,849
		18,235,938
Health Care Providers & Services - 1.8%
Aetna, Inc.(a)	3,800	243,846
Brookdale Senior Living, Inc.(a)*	11,746	342,044
Cardinal Health, Inc.	8,304	415,947
Chemed Corp.	17,600	1,242,384
Community Health Systems, Inc.	85,277	3,927,859
DaVita HealthCare Partners, Inc.(e)*	6,257	728,377
Emeritus Corp.(a)*	1,651	38,287
HCA Holdings, Inc.	11,700	456,300
Health Management Associates, Inc., Class A(a)*	453,007	6,106,534
Health Net, Inc./CA(a)*	7,128	218,616
Henry Schein, Inc.(e)*	2,662	276,395
Humana, Inc.	3,400	310,284
Laboratory Corp of America
Holdings(e)*	5,773	558,480
McKesson Corp.	5,894	722,958
Owens & Minor Inc	8,500	305,660
Quest Diagnostics, Inc.(e)	6,810	397,091
Tenet Healthcare Corp.(e)*	16,166	721,812
WellPoint, Inc.	3,500	299,460
		17,312,334
Health Care Technology - 0.1%
Cerner Corp.(e)*	7,431	364,119
Quality Systems, Inc.(a)(e)	4,812	110,050
		474,169
Hotels, Restaurants & Leisure - 1.8%
Bally Technologies, Inc.*	13,305	953,702
Buffalo Wild Wings, Inc.(e)*	2,331	241,445
Carnival Corp.(a)(e)	10,036	371,633
Chipotle Mexican Grill, Inc.*	1,067	439,892
Domino’s Pizza, Inc.(a)	51,985	3,253,221

	Shares	Value
Hotels, Restaurants & Leisure - (continued)
Hyatt Hotels Corp., Class A*	6,900	$312,225
International Game Technology(a)	141,743	2,617,993
Las Vegas Sands Corp.(a)	32,317	1,795,856
Marriott International, Inc./DE, Class A	17,316	719,826
McDonald’s Corp.(a)	25,174	2,469,066
MGM Resorts International*	23,100	376,761
Six Flags Entertainment Corp.(e)	8,037	295,681
Starwood Hotels & Resorts Worldwide, Inc.(a)(e)	10,966	725,401
Wyndham Worldwide Corp.(a)	11,506	716,824
Wynn Resorts Ltd.	5,467	727,822
Yum! Brands, Inc.(e)	23,452	1,710,120
		17,727,468
Household Durables - 0.4%
Jarden Corp.(e)*	10,654	484,437
Mohawk Industries, Inc.(a)(e)*	9,088	1,081,381
Sony Corp.	18,100	382,298
Sony Corp. (ADR)	61,217	1,288,006
Tupperware Brands Corp.	4,064	342,514
Whirlpool Corp.(e)	5,525	740,019
		4,318,655
Household Products - 0.4%
Central Garden and Pet Co.(a)*	54,900	411,201
Central Garden and Pet Co.,
Class A(a)*	74,200	559,468
Clorox Co./The	1,000	85,940
Colgate-Palmolive Co.(a)	46,086	2,759,169
		3,815,778
Industrial Conglomerates - 0.2%
Danaher Corp.	2,369	159,528
Jardine Matheson Holdings Ltd.(a)	15,017	847,058
Jardine Strategic Holdings Ltd.	9,458	332,922
Koninklijke Philips Electronics NV (NYRS)(a)	7,827	248,820
Siemens AG (ADR)(e)	4,392	485,140
		2,073,468
Insurance - 1.7%
ACE Ltd.(a)	17,265	1,577,676
Aflac, Inc.	11,429	704,941

See Accompanying Notes to the Schedule of Investments.	5

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Insurance - (continued)
American Financial Group, Inc./OH	1,984	$102,553
American International Group, Inc.(a)*	39,712	1,807,293
Axis Capital Holdings Ltd.(e)	18,300	797,148
Berkshire Hathaway, Inc., Class B(a)*	20,044	2,322,498
Chubb Corp./The	8,356	722,794
Cincinnati Financial Corp.(a)(e)	5,861	287,189
Everest Re Group Ltd.(e)	9,308	1,242,897
Hartford Financial Services Group, Inc.(e)	42,065	1,298,126
Loews Corp.(a)	10,254	467,070
Maiden Holdings Ltd.	24,500	297,920
MetLife, Inc.(e)	9,800	474,516
NKSJ Holdings, Inc.(a)	92,800	2,334,454
PartnerRe Ltd.	8,029	718,917
Prudential Financial, Inc.	2,700	213,219
StanCorp Financial Group, Inc.	3,317	176,099
Sun Life Financial, Inc.	1,746	56,658
Travelers Cos., Inc./The(a)	8,721	728,640
Validus Holdings Ltd.	3,256	115,360
WR Berkley Corp.(e)	7,339	310,953
		16,756,921
Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	2,223	669,612
Groupon, Inc.(a)*	799,618	7,084,615
Liberty Interactive Corp., Class A*	1,447	35,394
Netflix, Inc.*	2,984	728,752
priceline.com, Inc.(e)*	819	717,174
		9,235,547
Internet Software & Services - 1.7%
AOL, Inc.*	10,592	390,209
eBay, Inc.*	12,556	649,020
Equinix, Inc.(a)(e)*	39,413	7,068,722
Google, Inc., Class A*	31	27,516
IAC/InterActiveCorp	5,315	268,992
NetEase, Inc. (ADR)	3,409	217,187
Sohu.com, Inc.(e)*	11,573	722,965
VeriSign, Inc.(a)*	100,033	4,785,579

	Shares	Value
Internet Software & Services - (continued)
Yahoo!, Inc.(a)*	96,300	$2,705,067
		16,835,257
IT Services - 1.6%
Accenture plc, Class A	8,166	602,733
Alliance Data Systems Corp.*	113	22,349
Amdocs Ltd.(a)	10,182	391,702
Automatic Data Processing, Inc.	10,084	726,956
Cardtronics, Inc.(a)*	80,000	2,356,800
Cognizant Technology Solutions Corp., Class A(e)*	10,052	727,664
Computer Sciences Corp.(e)	14,404	686,495
CoreLogic, Inc.*	10,951	305,533
DST Systems, Inc.	2,233	156,377
Fidelity National Information Services, Inc.	19,282	832,211
Fiserv, Inc.*	6,731	647,791
FleetCor Technologies, Inc.(a)*	23,313	2,092,808
Heartland Payment Systems, Inc.(a)(e)	1,833	68,389
International Business Machines Corp.	6,176	1,204,567
Mastercard, Inc., Class A(a)(e)	7,074	4,319,455
Total System Services, Inc.(a)	7,901	216,566
VeriFone Systems, Inc.*	23,287	444,083
Visa, Inc., Class A	2,588	458,102
		16,260,581
Leisure Equipment & Products - 0.1%
Hasbro, Inc.(e)	14,100	648,600
Mattel, Inc.	9,789	411,432
		1,060,032
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,577	204,729
Charles River Laboratories International, Inc.*	2,677	121,911
Covance, Inc.(e)*	1,501	123,833
PerkinElmer, Inc.(a)(e)	9,725	331,525
Waters Corp.(e)*	5,525	557,693
		1,339,691
Machinery - 1.4%
American Railcar Industries, Inc.	21,500	772,495

See Accompanying Notes to the Schedule of Investments.	6

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Machinery - (continued)
Columbus McKinnon Corp./NY(a)*	96,787	$2,140,929
Crane Co.	1,646	100,241
Cummins, Inc.(e)	6,153	745,682
Donaldson Co., Inc.(a)(e)	4,013	145,471
Dover Corp.(e)	8,545	731,794
FANUC Corp.	300	45,532
Flowserve Corp.(e)	12,677	718,532
IDEX Corp.(e)	518	30,899
Ingersoll-Rand plc(a)	68,217	4,164,648
ITT Corp.	4,906	153,263
Joy Global, Inc.(e)	1,268	62,766
KUKA AG	950	41,915
Pall Corp.(e)	1,902	133,064
Pentair Ltd.(e)	955	58,331
Proto Labs, Inc.*	650	43,986
SPX Corp.	4,876	372,575
Terex Corp.(e)*	24,173	712,620
Timken Co.	4,432	258,918
Titan International, Inc.	12,300	212,052
Toro Co./The	34,329	1,691,733
WABCO Holdings, Inc.(a)*	2,821	223,028
Wabtec Corp./DE(e)	4,348	252,445
		13,812,919
Marine - 0.0%†
Kirby Corp.(e)*	1,216	102,703

Media - 3.8%
CBS Corp., Class B(a)	48,444	2,559,781
Charter Communications, Inc., Class A*	10,843	1,363,399
Cogeco Cable, Inc.(a)	60,000	2,885,795
Comcast Corp., Class A(a)(e)	107,892	4,863,771
DIRECTV*	8,800	556,776
Discovery Communications, Inc., Class A(e)*	5,108	407,210
DISH Network Corp., Class A(a)	105,448	4,708,253
Gannett Co., Inc.(e)	6,100	157,136
Lamar Advertising Co., Class A(e)*	9,666	418,828
Liberty Global plc(a)*	45,863	3,680,898

	Shares	Value
Media - (continued)
Liberty Global plc, Class A*	1,093	$88,664
Liberty Media Corp., Class A(a)*	11,364	1,633,348
Madison Square Garden Co./The, Class A*	1,468	86,568
News Corp., Class A*	46,879	746,783
Reed Elsevier N.V.(a)	153,241	2,935,644
Scripps Networks Interactive, Inc., Class A	6,611	467,860
Sirius XM Radio, Inc.(a)	605,947	2,260,182
Time Warner Cable, Inc.	35,763	4,079,485
Time Warner, Inc.	11,720	729,687
Viacom, Inc., Class B	3,749	272,815
Walt Disney Co./The(a)	42,714	2,761,460
		37,664,343
Metals & Mining - 0.4%
Alcoa, Inc.	36,600	290,970
Allegheny Technologies, Inc.(e)	5,480	151,084
Barrick Gold Corp.(a)(e)	42,296	717,763
Cia de Minas Buenaventura SA
(ADR)(a)	18,465	264,049
Freeport-McMoRan Copper & Gold, Inc.	25,146	711,129
Newmont Mining Corp.(e)	22,266	667,980
Nucor Corp.(e)	1,793	83,877
Reliance Steel & Aluminum Co.	6,710	471,042
Southern Copper Corp.(a)(e)	9,229	240,600
		3,598,494
Multiline Retail - 1.0%
Dillard’s, Inc., Class A	4,377	369,550
Dollar General Corp.(a)*	76,282	4,170,337
Dollar Tree, Inc.*	2,906	155,907
Family Dollar Stores, Inc.	18,100	1,244,556
Kohl’s Corp.(e)	9,400	498,012
Macy’s, Inc.	25,880	1,251,039
Nordstrom, Inc.(e)	34,000	2,082,160
Sears Holdings Corp.(e)*	2,903	132,957
		9,904,518
Multi-Utilities - 0.3%
Alliant Energy Corp.(a)	657	34,801
Ameren Corp.	16,338	585,064

See Accompanying Notes to the Schedule of Investments.	7

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Multi-Utilities - (continued)
CMS Energy Corp.	3,100	$86,769
Consolidated Edison, Inc.	1,500	89,850
Dominion Resources, Inc.	1,500	88,965
DTE Energy Co.(a)(e)	11,513	813,969
NiSource, Inc.	3,000	92,160
NorthWestern Corp.	188	7,934
PG&E Corp.	1,900	87,191
SCANA Corp.	6,620	343,644
Sempra Energy	1,717	150,461
Wisconsin Energy Corp.	2,100	91,308
		2,472,116
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.(a)(e)	8,061	713,560
Cabot Oil & Gas Corp.	9,482	718,925
Chesapeake Energy Corp.(e)	31,561	735,371
Cimarex Energy Co.(e)	9,317	712,098
Comstock Resources, Inc.	807	13,533
Concho Resources, Inc.*	8,183	733,933
CONSOL Energy, Inc.	13,268	411,706
Continental Resources, Inc./OK*	398	36,735
Cosan Ltd., Class A(a)	5,201	83,632
Devon Energy Corp.	12,673	697,142
Enbridge, Inc.	2,900	128,905
Energy Transfer Equity LP	21,935	1,463,942
EOG Resources, Inc.(a)	11,200	1,629,488
EQT Corp.(a)	24,851	2,149,611
Gibson Energy, Inc.	1,400	32,264
Halcon Resources Corp.*	200,000	1,096,000
Hess Corp.	30,113	2,242,214
Keyera Corp.	1,200	67,133
Kinder Morgan Energy Partners LP	1,500	123,765
Kinder Morgan Management LLC*	39	3,158
Marathon Oil Corp.(e)	7,700	279,972
Murphy Oil Corp.(a)	19,011	1,287,425
Noble Energy, Inc.(e)	2,437	152,288
Oasis Petroleum, Inc.(e)*	10,783	453,317
Occidental Petroleum Corp.	8,237	733,505
Peabody Energy Corp.(e)	43,226	715,823
Pembina Pipeline Corp.	2,100	65,775

	Shares	Value
Oil, Gas & Consumable Fuels - (continued)
Phillips 66(a)	28,400	$1,746,600
Plains All American Pipeline LP	1,200	63,888
QEP Resources, Inc.(a)	168,897	5,149,670
Rentech, Inc.	243,650	521,411
Rosetta Resources, Inc.(e)*	6,991	318,860
Royal Dutch Shell plc (ADR)	2,018	137,930
Royal Dutch Shell plc, Class A(a)	45,066	1,534,511
SM Energy Co.(a)	7,712	530,046
Spectra Energy Corp.(a)	56,161	2,021,234
Stone Energy Corp.(a)(e)*	7,085	172,591
Targa Resources Corp.	4,300	293,131
TransCanada Corp.	2,900	132,588
Whiting Petroleum Corp.*	3,677	189,255
Williams Cos., Inc./The(e)	3,677	125,643
World Fuel Services Corp.	6,900	267,306
		30,685,884
Paper & Forest Products - 0.1%
International Paper Co.	10,200	492,762

Pharmaceuticals - 1.2%
Actavis, Inc.(a)*	33,148	4,450,782
Allergan, Inc./United States	7,993	728,322
Aspen Pharmacare Holdings, Ltd.*	2,940	65,228
AstraZeneca plc (ADR)	5,808	294,582
Bristol-Myers Squibb Co.	8,835	382,025
Eli Lilly & Co.(e)	33,544	1,781,522
Forest Laboratories, Inc.*	10,927	475,980
GlaxoSmithKline plc (ADR)	7,582	386,379
Jazz Pharmaceuticals plc*	1,286	97,106
Johnson & Johnson	1,000	93,500
Novartis AG (ADR)(e)	9,983	714,883
Novo Nordisk A/S (ADR)	415	70,102
Perrigo Co.(e)	5,764	716,984
Roche Holding AG	410	101,010
Sanofi	1,010	107,721
Shire plc (ADR)	1,553	169,820
Valeant Pharmaceuticals International, Inc.*	7,994	748,238
		11,384,184

See Accompanying Notes to the Schedule of Investments.	8

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Professional Services - 0.6%
Equifax, Inc.(a)(e)	6,794	$429,585
Insperity, Inc.	8,900	294,323
Manpowergroup, Inc.(e)	7,998	534,826
Towers Watson & Co., Class A	6,087	512,708
Verisk Analytics, Inc., Class A(a)*	65,243	4,199,039
		5,970,481
Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A(a)*	126,006	2,919,559
Jones Lang LaSalle, Inc.	1,184	107,779
		3,027,338
Road & Rail - 1.6%
Canadian National Railway Co.	5,531	552,326
Canadian Pacific Railway Ltd.(a)(e)	17,738	2,179,646
Genesee & Wyoming, Inc., Class A(a)(e)*	2,838	254,455
Hertz Global Holdings, Inc.(a)*	224,794	5,756,974
Kansas City Southern	1,508	162,487
Norfolk Southern Corp.(e)	700	51,212
Quality Distribution, Inc.(a)*	256,140	2,704,838
Union Pacific Corp.(a)(e)	23,614	3,744,944
		15,406,882
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.(a)(e)	74,568	3,680,676
ARM Holdings plc (ADR)(e)	18,301	734,785
Avago Technologies Ltd.(a)	61,142	2,242,689
Cavium, Inc.(e)*	5,429	198,484
Cree, Inc.*	10,569	738,773
First Solar, Inc.*	15,006	738,895
Lam Research Corp.*	8,853	435,745
Marvell Technology Group Ltd.	65,005	843,115
Maxim Integrated Products, Inc.(a)	25,437	727,498
Microchip Technology, Inc.(e)	177	7,034
Micron Technology, Inc.*	7,200	95,400
NXP Semiconductor NV(a)*	36,372	1,187,546
Texas Instruments, Inc.(e)	18,769	735,745
Xilinx, Inc.(a)(e)	15,667	731,492
		13,097,877
Software - 0.8%
Activision Blizzard, Inc.	125,500	2,256,490

	Shares	Value
Software - (continued)
Adobe Systems, Inc.*	15,361	$726,268
ANSYS, Inc.*	1,679	134,051
Autodesk, Inc.(e)*	17,233	609,876
CA, Inc.	11,600	344,984
Citrix Systems, Inc.(a)*	10,308	742,382
CommVault Systems, Inc.(a)(e)*	5,917	499,572
Fortinet, Inc.(a)*	3,210	68,213
Informatica Corp.*	3,066	117,029
Microsoft Corp.	11,100	353,313
NetSuite, Inc.*	181	16,994
PTC, Inc.*	1,560	42,245
Red Hat, Inc.*	14,057	727,731
Rovi Corp.*	9,783	220,411
SolarWinds, Inc.(a)*	300	10,647
Symantec Corp.	21,838	582,638
Synopsys, Inc.*	6,265	232,056
TiVo, Inc.*	26,617	294,118
		7,979,018
Specialty Retail - 2.7%
Abercrombie & Fitch Co., Class A(e)	14,611	728,650
Advance Auto Parts, Inc.	571	47,102
Aeropostale, Inc.(a)(e)*	17,980	272,037
ANN, Inc.*	11,515	390,243
AutoNation, Inc.*	7,628	365,381
Best Buy Co., Inc.(e)	2,100	63,189
CarMax, Inc.*	32,216	1,579,873
DSW, Inc., Class A(e)	3,133	237,450
Foot Locker, Inc.(e)	25,607	925,181
GameStop Corp., Class A	1,750	85,855
Home Depot, Inc./The(a)(e)	137,671	10,880,139
Lowe’s Cos., Inc.(a)	12,001	535,005
Penske Automotive Group, Inc.(a)(e)	3,687	137,083
Rent-A-Center, Inc./TX	7,400	295,926
Ross Stores, Inc.	4,281	288,839
Signet Jewelers Ltd.(e)	5,306	387,922
Tiffany & Co.(a)(e)	76,594	6,089,989
TJX Cos., Inc.	13,966	726,791
Tractor Supply Co.	4,369	529,217

See Accompanying Notes to the Schedule of Investments.	9

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Specialty Retail - (continued)
Ulta Salon Cosmetics & Fragrance, Inc.*	4,037	$407,333
Urban Outfitters, Inc.(e)*	40,695	1,731,979
Vitamin Shoppe, Inc.*	5,493	263,829
		26,969,013
Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.(e)	4,569	325,861
Cie Financiere Richemont SA, Class A(a)	16,159	1,581,939
Coach, Inc.(a)(e)	18,100	961,653
Fossil Group, Inc.(e)*	6,497	714,020
Hermes International	600	203,863
Lululemon Athletica, Inc.(e)*	10,458	727,563
NIKE, Inc., Class B	2,432	153,022
PVH Corp.(e)	10,805	1,423,991
Ralph Lauren Corp.	4,005	729,150
Under Armour, Inc., Class A(e)*	14,200	953,246
		7,774,308
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	51,413	722,353

Tobacco - 0.0%†
British American Tobacco plc	2,520	136,403
Universal Corp.	4,900	300,370
		436,773
Trading Companies & Distributors - 0.1%
GATX Corp.(e)	4,768	215,418
MSC Industrial Direct Co., Inc., Class A(e)	678	54,884
United Rentals, Inc.(e)*	13,188	755,936
		1,026,238
Water Utilities - 0.0%†
American Water Works Co., Inc.	9,835	419,758

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.*	10,115	710,579
MTN Group Ltd.	7,350	138,015
Sprint Corp.*	257,037	1,531,940
Tim Participacoes SA (ADR)(a)	1,732	32,510

	Shares	Value
Wireless Telecommunication Services - (continued)
Vodacom Group Ltd.	5,600	$66,249
		2,479,293
TOTAL COMMON STOCKS (cost $550,354,329)		592,171,662

PREFERRED STOCK - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE(a)	49,219	4,193,243

TOTAL PREFERRED STOCK (cost $3,833,273)		4,193,243

AGENCY CMO - 1.0%	Principal Amount
U.S. Government Agency - 1.0%
Federal National Mortgage Association Pool TBA(a)	$10,000,000	10,088,281

TOTAL AGENCY CMO (cost $10,134,375)		10,088,281
	Shares
EXCHANGE TRADED FUNDS - 0.4%
Ossiam ETF US Minimum Variance NR(a)*	12,530	1,680,431
Vanguard FTSE Emerging Markets ETF(a)	52,000	2,032,160
TOTAL EXCHANGE TRADED FUNDS (cost $3,640,072)		3,712,591

	Principal Amount
CORPORATE BONDS - 12.3%
Airlines - 0.5%
American Airlines 2011-1 Class B Pass Through Trust 7.00%, 1/31/2018(a)(b)	$2,365,597	2,489,790
American Airlines 2011-2 Class A Pass Through Trust 8.63%, 10/15/2021(a)	232,047	242,779
American Airlines, Inc. 13.00%, 8/1/2016(a)	331,423	343,023

See Accompanying Notes to the Schedule of Investments.	10

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Principal Amount	Value

Airlines - (continued)
United Continental Holdings, Inc. 6.38%, 6/1/2018	$1,000,000	$1,017,500
US Airways Group, Inc. 6.13%, 6/1/2018	1,000,000	965,000
		5,058,092
Auto Components - 0.2%
Continental Rubber of America Corp. 4.50%, 9/15/2019(a)(b)	1,000,000	1,027,500
Goodyear Tire & Rubber Co./The 6.50%, 3/1/2021(a)	1,000,000	1,050,000
		2,077,500
Automobiles - 0.2%
Fiat Industrial Finance Europe S.A. 6.25%, 3/9/2018(a)	1,000,000	1,474,028

Building Products - 0.6%
Reliance Intermediate Holdings LP 9.50%, 12/15/2019(a)(b)	5,000,000	5,451,500

Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 6.20%, 9/26/2014(a)(d)	8,000,000	2,030,000
Nuveen Investments, Inc. 9.13%, 10/15/2017(a)(b)	1,000,000	1,015,000
		3,045,000
Chemicals - 0.6%
CF Industries, Inc.
3.45%, 6/1/2023	755,000	715,206
4.95%, 6/1/2043	1,321,000	1,233,648
Hexion US Finance Corp. 6.63%, 4/15/2020(a)	2,659,000	2,725,475
Phibro Animal Health Corp. 9.25%, 7/1/2018(b)	1,311,000	1,409,325
		6,083,654
Commercial Banks - 1.1%
Bank of Ireland 10.00%, 7/30/2016(a)	2,000,000	2,787,025
CIT Group, Inc. 5.00%, 8/1/2023	1,000,000	985,000
Fifth Third Capital Trust IV 6.50%, 4/15/2037(a)(c)	6,300,000	6,323,625

	Principal Amount	Value

Commercial Banks - (continued)
KBC Bank N.V. 8.00%, 1/25/2023	$1,000,000	$1,032,500
		11,128,150
Commercial Services & Supplies - 0.2%
Befesa Zinc SAU Via Zinc Capital SA 8.88%, 5/15/2018	1,000,000	1,426,308
George Washington University./The 4.36%, 9/15/2043(a)	202,000	177,017
Johns Hopkins University 4.08%, 7/1/2053(a)	202,000	187,681
		1,791,006
Communications Equipment - 0.0%†
Alcatel-Lucent USA, Inc. 8.88%, 1/1/2020(b)	250,000	250,000

Containers & Packaging - 0.3%
Rock Tenn Co. 4.90%, 3/1/2022(a)	2,089,000	2,166,344
Sealed Air Corp. 8.13%, 9/15/2019(a)(b)	1,000,000	1,120,000
		3,286,344
Distributors - 0.2%
HD Supply, Inc. 10.50%, 1/15/2021(a)	1,623,000	1,671,690

Diversified Telecommunication Services - 0.6%
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/2016(a)(b)	2,000,000	2,750,000
tw telecom holdings, inc. 5.38%, 10/1/2022(a)	1,000,000	1,011,250
UPC Holding BV 6.38%, 9/15/2022(a)	1,000,000	1,328,674
Windstream Corp. 7.00%, 3/15/2019(a)	1,000,000	1,017,500
		6,107,424
Electronic Equipment, Instruments & Components - 0.3%
Sanmina Corp. 7.00%, 5/15/2019(a)(b)	1,000,000	1,062,500
Techem GmbH 6.13%, 10/1/2019(a)	1,000,000	1,441,847
		2,504,347

See Accompanying Notes to the Schedule of Investments.	11

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Principal Amount	Value

Energy Equipment & Services - 0.3%
Halliburton Co. 4.75%, 8/1/2043	$1,699,000	$1,726,918
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021(a)(b)	1,000,000	970,000
		2,696,918
Food & Staples Retailing - 0.4%
Kroger Co./The
3.85%, 8/1/2023	1,451,000	1,447,771
5.15%, 8/1/2043(a)	1,605,000	1,610,353
SUPERVALU, Inc. 6.75%, 6/1/2021(b)	1,000,000	987,500
		4,045,624
Food Products - 0.1%
Campbell Soup Co. 3.80%, 8/2/2042	1,748,000	1,450,158

Gas Utilities - 0.1%
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021(a)(b)	1,000,000	992,500

Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 3.20%, 3/15/2023(a)	2,695,000	2,543,470
DaVita HealthCare Partners, Inc. 5.75%, 8/15/2022	3,496,000	3,557,180
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75%, 2/1/2019(a)	1,000,000	1,078,750
WellPoint, Inc.
4.65%, 1/15/2043(a)	3,109,000	2,952,257
5.10%, 1/15/2044	189,000	190,235
		10,321,892
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 7.50%, 5/15/2016	2,841,000	3,029,216

Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. 6.63%, 3/15/2023	2,000,000	2,070,000

	Principal Amount	Value

Insurance - 0.5%
Hub International Ltd. 8.13%, 10/15/2018(a)(b)	$1,000,000	$1,067,500
Prudential Financial, Inc. 5.63%, 5/12/2041(a)	2,487,000	2,735,524
Swiss Life AG Via JP Morgan Bank Luxembourg S.A. 5.00%, 11/16/2015(a)(c)	1,000,000	1,337,002
		5,140,026
Media - 0.2%
Cinemark USA, Inc. 5.13%, 12/15/2022	500,000	485,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 9/15/2022(a)	1,000,000	1,321,756
		1,806,756
Metals & Mining - 0.4%
Barrick Gold Corp. 5.80%, 11/15/2034(a)	4,680,000	4,045,170
Northland Resources AB 13.00%, 3/6/2017(a)(b)	1,000,000	205,000
		4,250,170
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc. 2.88%, 2/15/2023(a)	1,043,000	971,485

Multi-Utilities - 0.3%
Puget Energy, Inc. 5.63%, 7/15/2022	2,290,000	2,486,380

Oil, Gas & Consumable Fuels - 1.7%
Gastar Exploration USA, Inc. 8.63%, 5/15/2018(b)	1,000,000	960,000
Kinder Morgan Energy Partners LP
3.45%, 2/15/2023	2,073,000	1,975,959
3.50%, 9/1/2023	1,451,000	1,378,924
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/1/2019(b)	1,000,000	947,500
Offshore Group Investment Ltd. 7.50%, 11/1/2019	1,000,000	1,061,569
Petrohawk Energy Corp. 10.50%, 8/1/2014	4,370,000	4,607,619

See Accompanying Notes to the Schedule of Investments.	12

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Principal Amount	Value

Oil, Gas & Consumable Fuels - (continued)
Plains Exploration & Production Co. 6.75%, 2/1/2022(a)	$1,000,000	$1,065,625
Quicksilver Resources, Inc. 9.13%, 8/15/2019(a)	4,485,000	3,924,375
SandRidge Energy, Inc. 8.75%, 1/15/2020	1,000,000	1,055,000
		16,976,571
Paper & Forest Products - 0.4%
Smurfit Kappa Acquisitions 5.13%, 9/15/2018(a)	1,000,000	1,403,519
Westvaco Corp.
7.95%, 2/15/2031(a)	1,734,000	2,033,349
8.20%, 1/15/2030	518,000	617,386
		4,054,254
Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 3.50%, 1/31/2023	518,000	472,404

Road & Rail - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/1/2023(a)(b)	750,000	741,563
Hertz Corp./The 5.88%, 10/15/2020(a)	1,000,000	1,066,250
Moto Finance plc 10.25%, 3/15/2017(a)	1,000,000	1,597,312
Neff Rental LLC / Neff Finance Corp. 9.63%, 5/15/2016(a)(b)	1,000,000	1,055,000
		4,460,125
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC 5.75%, 3/15/2023(a)(b)	1,000,000	1,020,000

Software - 0.4%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(a)(b)	3,830,000	3,973,625

	Principal Amount	Value

Wireless Telecommunication Services - 0.1%
MetroPCS Wireless, Inc. 7.88%, 9/1/2018(a)	$1,000,000	$1,087,500
		1,087,500

TOTAL CORPORATE BONDS (cost $123,490,815)		121,234,339

MUNICIPAL BONDS - 0.5%
California - 0.1%
Clovis Unified School District Election 5.25%, 8/1/2032	640,000	673,050
Fresno Yosemite International Airport 4.75%, 7/1/2027	145,000	140,303
Murrieta Valley Unified Scholl District Election 3.13%, 9/1/2026	140,000	122,003
Riverside Country Asset Leasing Corp 5.00%, 11/1/2043	50,000	48,480
South Bay California Union School District 2012 Election 3.25%, 8/1/2029	40,000	33,309
William S Hart Union High School District 3.25%, 8/1/2034(a)	100,000	76,850
		1,093,995
Florida - 0.1%
Florida Hurricane Catastrophe Fund Finance Corp 3.00%, 7/1/2020(a)	960,000	899,664

Illinois - 0.0%†
Illinois Finance Authority 5.00%, 8/15/2043(a)	45,000	45,423

Maine - 0.0%†
Town of Scarborough ME 3.00%, 11/1/2027(a)	150,000	131,768

Massachusetts - 0.0%†
University Massachusetts Building Authority Project 4.30%, 5/1/2038	275,000	261,696

See Accompanying Notes to the Schedule of Investments.	13

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Principal Amount	Value

Michigan - 0.0%†
Lakeshore Public School Berrien Country 3.00%, 5/1/2025	$110,000	$98,828

New York - 0.1%
Port Authority of New York & New Jersey 3.25%, 7/15/2033(a)	580,000	442,076

Ohio - 0.0%†
Ohio Sewer System Revenue Refunding And Improvement Metropolitan Sewer District Greater 5.00%, 12/1/2038	230,000	239,793
Ohio State Higher Educational Facility Commission Kenyon College Project 5.00%, 7/1/2037	45,000	45,243
		285,036
Texas - 0.2%
Alliance Airport Authority 5.25%, 12/1/2029(a)(d)	1,360,000	1,517,525
Colony Local Development Corp 4.63%, 10/1/2038(a)	210,000	192,685
Texas Transportation Commission Central 5.00%, 8/15/2041	485,000	466,604
		2,176,814
Virginia - 0.0%†
Northwestern Regional Jail Authority 3.50%, 7/1/2033(a)	60,000	49,979

TOTAL MUNICIPAL BONDS (cost $5,671,599)		5,485,279

SOVEREIGN GOVERNMENTS & AGENCIES - 0.5%
Germany - 0.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023(a)	1,549,410	2,065,998

	Principal Amount	Value

France - 0.3%
France Government Bond OAT 2.10%, 7/25/2023(a)	$1,642,725	$2,540,527

TOTAL SOVEREIGN GOVERNMENTS & AGENCIES (cost $4,420,598)		4,606,525

U.S. GOVERNMENT AGENCY SECURITIES - 1.7%
U.S. Treasury Bond 3.13%, 2/15/2043	6,697,000	6,085,222
U.S. Treasury Note 1.75%, 5/15/2023	7,821,000	7,262,923
U.S. Treasury Inflation Indexed Bond 0.13%, 1/15/2023(a)	4,000,000	3,944,374
		17,292,519
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (cost $17,189,877)		17,292,519

CASH EQUIVALENTS - 10.4%
Cash Equivalents - 10.4%	Shares
JPMorgan U.S. Government Money Market Fund, 0.01%	68,893,008	68,893,008
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00%	33,560,746	33,560,746
		102,453,754
TOTAL CASH EQUIVALENTS (cost $102,453,754)		102,453,754

	No. of Warrants
WARRANTS - 0.3%
General Motors Co., expiring 07/10/16 at $10*	100,000	2,628,000
TOTAL WARRANTS (cost $2,458,865)		2,628,000

See Accompanying Notes to the Schedule of Investments.	14

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.1%
Call Options Purchased - 0.0%†
CBOE SPX Volatility Index, Call,
Sep 2013 @ 20*	69	$4,485
Sep 2013 @ 30*	240	6,000
Citigroup, Inc., Call,
Aug 2013 @ 50*	50	12,850
EURO STOXX Banks Price, Call,
Sep 2013 @ 130*	282	5,628
Las Vegas Sands Corp., Call,
Aug 2013 @ 60*	150	2,100
NXP Semiconductor NV, Call,
Oct 2013 @ 30*	50	19,000
S&P 500 Index, Call,
Dec 2013 @ 165*	250	197,000
SLM Corp., Call, Oct 2013 @ 24*	100	13,500
Three Month Euro Euribor Interest
Rate Future, Call,
Dec 2013 @ 99.63*	187	80,852
Dec 2013 @ 99.88*	187	7,774
		349,189
Put Options Purchased - 0.1%
Charles Schwab Corp./The, Put,
Sep 2013 @ 19*	70	700
Intel Corp., Put, Aug 2013 @ 23*	400	13,200
L Brands, Inc., Put,
Sep 2013 @ 52.5*	300	28,500
Newmont Mining Corp., Put,
Jan 2014 @ 20*	120	5,640
PetSmart, Inc., Put,
Aug 2013 @ 62.5*	250	7,500
S&P 500 Index, Put,
Aug 2013 @ 1570*	8	840
SPDR S&P 500 ETF Trust, Put,
Aug 2013 @ 162*	152	5,168
Aug 2013 @ 164*	155	7,440
Sep 2013 @ 165*	758	154,632
Dec 2013 @ 165*	250	122,750
Target Corp., Put, Oct 2013 @ 62.5*	250	7,750
Texas Instruments Inc, Put,
Aug 2013 @ 33*	100	100

	Contracts	Value

Ulta Salon, Cosmetics & Fragrance, Inc., Put, Sep 2013 @ 100*	50	$23,500
		377,720
TOTAL PURCHASED OPTIONS (cost $993,255)		726,909

TOTAL INVESTMENTS IN SECURITIES (cost $824,640,812)		864,593,102

Securities Sold Short	Shares
COMMON STOCKS - (24.9%)
Aerospace & Defense - (0.6%)
Boeing Co./The	(6,880)	(723,088)
Embraer SA (ADR)	(3,459)	(117,502)
General Dynamics Corp.	(8,493)	(724,793)
Hexcel Corp.*	(3,233)	(113,834)
KEYW Holding Corp./The*	(14,500)	(186,035)
Lockheed Martin Corp.	(6,057)	(727,567)
Northrop Grumman Corp.	(19,674)	(1,811,188)
Raytheon Co.	(7,243)	(520,337)
Taser International, Inc.*	(21,500)	(190,920)
Textron, Inc.	(26,140)	(715,713)
		(5,830,977)
Air Freight & Logistics - (0.1%)
CH Robinson Worldwide, Inc.	(11,905)	(709,776)
Expeditors International of Washington, Inc.	(1,986)	(80,076)
		(789,852)
Airlines - (0.1%)
Southwest Airlines Co.	(58,500)	(809,055)
United Continental Holdings, Inc.*	(10,100)	(351,985)
		(1,161,040)
Auto Components - (0.0%)†
Tenneco, Inc.*	(8,997)	(434,825)

Automobiles - (0.4%)
General Motors Co.*	(94,200)	(3,378,954)
Harley-Davidson, Inc.	(5,296)	(300,654)

See Accompanying Notes to the Schedule of Investments.	15

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Automobiles - (continued)
Winnebago Industries, Inc.*	(7,800)	$(186,576)
		(3,866,184)
Beverages - (0.3%)
Beam, Inc.	(306)	(19,887)
Coca-Cola Co./The	(18,043)	(723,163)
Constellation Brands, Inc., Class A*	(14,117)	(735,355)
Diageo plc (ADR)	(3,158)	(395,792)
Molson Coors Brewing Co.	(18,400)	(921,104)
Monster Beverage Corp.*	(9,877)	(602,398)
		(3,397,699)
Biotechnology - (0.7%)
Acorda Therapeutics, Inc.*	(9,544)	(362,386)
Alexion Pharmaceuticals, Inc.*	(4,106)	(477,240)
Alkermes plc*	(22,969)	(771,299)
Amgen, Inc.	(3,379)	(365,912)
Cepheid, Inc.*	(5,920)	(206,430)
Gilead Sciences, Inc.*	(11,785)	(724,188)
Incyte Corp. Ltd.*	(10,757)	(251,821)
InterMune, Inc.*	(17,166)	(266,245)
Ironwood Pharmaceuticals, Inc.*	(18,400)	(225,216)
Isis Pharmaceuticals, Inc.*	(20,654)	(595,868)
MannKind Corp.*	(63,109)	(487,201)
Regeneron Pharmaceuticals, Inc.*	(3,458)	(933,868)
Seattle Genetics, Inc.*	(9,371)	(379,713)
Theravance, Inc.*	(13,171)	(507,874)
‘United Therapeutics Corp.*	(7,375)	(551,945)
		(7,107,206)
Building Products - (0.1%)
Armstrong World Industries, Inc.*	(1,134)	(56,791)
Masco Corp.	(2,500)	(51,300)
USG Corp.*	(20,577)	(517,100)
		(625,191)
Capital Markets - (0.7%)
Affiliated Managers Group, Inc.*	(1,600)	(288,560)
BlackRock, Inc.	(4,478)	(1,262,617)
Charles Schwab Corp./The	(32,785)	(724,221)
Credit Suisse Group AG (ADR)*	(13,005)	(380,786)
Federated Investors, Inc., Class B	(11,087)	(321,856)

	Shares	Value
Capital Markets - (continued)
Morgan Stanley	(41,900)	$(1,140,099)
Northern Trust Corp.	(11,100)	(649,794)
State Street Corp.	(2,249)	(156,688)
Stifel Financial Corp.*	(1,487)	(55,985)
T Rowe Price Group, Inc.	(12,900)	(970,596)
TD Ameritrade Holding Corp.	(26,914)	(727,485)
UBS AG*	(17,822)	(350,559)
		(7,029,246)
Chemicals - (0.7%)
Air Products & Chemicals, Inc.	(10,088)	(1,095,960)
Airgas, Inc.	(1,600)	(165,136)
Albemarle Corp.	(3,586)	(222,368)
Axiall Corp.	(8,599)	(379,044)
Cabot Corp.	(1,274)	(52,259)
Dow Chemical Co./The	(59,300)	(2,077,872)
Ecolab, Inc.	(4,515)	(416,012)
Intrepid Potash, Inc.	(2,181)	(27,873)
PolyOne Corp.	(2,110)	(61,000)
Potash Corp of Saskatchewan, Inc.	(23,000)	(667,000)
PPG Industries, Inc.	(1,869)	(299,862)
RPM International, Inc.	(5,469)	(192,728)
Scotts Miracle-Gro Co./The, Class A	(786)	(39,497)
Sherwin-Williams Co./The	(2,290)	(398,849)
Sigma-Aldrich Corp.	(7,558)	(631,547)
Westlake Chemical Corp.	(2,700)	(280,854)
		(7,007,861)
Commercial Banks - (0.9%)
Bancolombia SA (ADR)	(974)	(55,956)
Bank of Montreal	(3,456)	(214,687)
Barclays plc (ADR)	(23,070)	(403,264)
BB&T Corp.	(11,456)	(408,865)
Comerica, Inc.	(17,800)	(757,212)
Cullen/Frost Bankers, Inc.	(5,790)	(417,112)
FirstMerit Corp.	(2,515)	(56,386)
Hancock Holding Co.	(1,721)	(56,380)
HSBC Holdings plc (ADR)	(3,314)	(188,069)
M&T Bank Corp.	(3,000)	(350,580)
Regions Financial Corp.	(38,013)	(380,510)
SunTrust Banks, Inc.	(12,707)	(442,076)

See Accompanying Notes to the Schedule of Investments.	16

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Commercial Banks - (continued)
US Bancorp/MN	(53,997)	$(2,015,168)
Wells Fargo & Co.	(64,320)	(2,797,920)
Zions Bancorp.	(23,589)	(699,178)
		(9,243,363)
Commercial Services & Supplies - (0.4%)
Copart, Inc.*	(45,000)	(1,462,950)
Interface, Inc.	(100,000)	(1,899,000)
R.R. Donnelley & Sons Co.	(17,415)	(330,711)
Ritchie Bros Auctioneers, Inc.	(3,892)	(74,921)
		(3,767,582)
Communications Equipment - (0.3%)
ADTRAN, Inc.	(8,973)	(237,156)
Ciena Corp.*	(31,685)	(698,971)
F5 Networks, Inc.*	(700)	(61,432)
Finisar Corp.*	(16,968)	(327,992)
Harris Corp.	(5,604)	(319,820)
InterDigital, Inc.	(1,671)	(66,389)
Ixia*	(10,700)	(148,730)
JDS Uniphase Corp.*	(8,413)	(123,419)
Juniper Networks, Inc.*	(32,963)	(714,308)
Motorola Solutions, Inc.	(4,891)	(268,174)
Telefonaktiebolaget LM Ericsson (ADR)	(24,611)	(288,687)
		(3,255,078)
Computers & Peripherals - (0.4%)
3D Systems Corp.*	(14,400)	(680,112)
Hewlett-Packard Co.	(34,100)	(875,688)
Lexmark International, Inc., Class A	(5,222)	(195,773)
NetApp, Inc.	(16,595)	(682,386)
Seagate Technology plc	(21,987)	(899,488)
Stratasys Ltd.*	(8,319)	(737,479)
Western Digital Corp.	(2,099)	(135,134)
		(4,206,060)
Construction & Engineering - (0.1%)
Chicago Bridge & Iron Co. N.V.	(14,500)	(863,910)
MasTec, Inc.*	(6,063)	(200,079)
		(1,063,989)
Construction Materials - (0.1%)
Cemex SAB de CV (ADR)*	(19,168)	(220,624)

	Shares	Value
Construction Materials - (continued)
Martin Marietta Materials, Inc.	(1,777)	$(176,989)
Texas Industries, Inc.*	(1,744)	(108,372)
		(505,985)
Consumer Finance - (0.2%)
American Express Co.	(5,993)	(442,104)
Capital One Financial Corp.	(10,517)	(725,883)
Discover Financial Services	(14,509)	(718,340)
SLM Corp.	(18,539)	(458,099)
		(2,344,426)
Containers & Packaging - (0.0%)†
Bemis Co., Inc.	(274)	(11,286)
Owens-Illinois, Inc.*	(2,433)	(72,382)
		(83,668)
Diversified Consumer Services - (0.1%)
Apollo Group, Inc., Class A*	(28,545)	(520,090)
DeVry, Inc.	(6,332)	(190,467)
Weight Watchers International, Inc.	(2,018)	(95,754)
		(806,311)
Diversified Financial Services - (0.4%)
CBOE Holdings, Inc.	(9,570)	(479,457)
IntercontinentalExchange, Inc.*	(4,049)	(738,740)
JPMorgan Chase & Co.	(44,600)	(2,485,558)
Moody’s Corp.	(4,264)	(288,971)
		(3,992,726)
Diversified Telecommunication Services - (0.4%)
AT&T, Inc.	(73,700)	(2,599,399)
China Unicom Hong Kong Ltd. (ADR)	(5,376)	(78,651)
Level 3 Communications, Inc.*	(11,483)	(253,200)
Windstream Corp.	(73,539)	(614,051)
		(3,545,301)
Electric Utilities - (0.1%)
Cia Paranaense de Energia (ADR)	(1,233)	(15,363)
CPFL Energia SA (ADR)	(3,764)	(69,634)
Exelon Corp.	(12,227)	(374,024)
Korea Electric Power Corp. (ADR)	(3,869)	(48,866)
		(507,887)

See Accompanying Notes to the Schedule of Investments.	17

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Electrical Equipment - (0.4%)
ABB Ltd. (ADR)*	(16,472)	$(363,043)
Acuity Brands, Inc.	(3,664)	(316,936)
Emerson Electric Co.	(34,812)	(2,136,412)
Polypore International, Inc.*	(4,916)	(206,423)
Roper Industries, Inc.	(4,100)	(516,436)
		(3,539,250)
Electronic Equipment, Instruments & Components - (0.1%)
Amphenol Corp., Class A	(5,300)	(416,368)
Dolby Laboratories, Inc., Class A	(2,883)	(94,822)
InvenSense, Inc.*	(12,300)	(217,464)
IPG Photonics Corp.	(5,868)	(357,361)
Molex, Inc.	(3,601)	(107,418)
Universal Display Corp.*	(5,406)	(156,504)
		(1,349,937)
Energy Equipment & Services - (0.9%)
Atwood Oceanics, Inc.*	(7,353)	(414,268)
Baker Hughes, Inc.	(32,300)	(1,531,989)
Cameron International Corp.*	(2,510)	(148,843)
Core Laboratories NV	(6,500)	(972,400)
Ensco plc, Class A	(2,526)	(144,841)
FMC Technologies, Inc.*	(44,503)	(2,372,010)
Geospace Technologies Corp.*	(2,600)	(193,466)
Helix Energy Solutions Group, Inc.*	(8,261)	(209,581)
Hornbeck Offshore Services, Inc.*	(5,989)	(317,117)
Noble Corp.	(5,093)	(194,553)
Oil States International, Inc.*	(7,505)	(729,711)
Rowan Cos. plc, Class A*	(10,673)	(366,617)
RPC, Inc.	(7,846)	(112,355)
Seadrill Ltd.	(17,309)	(738,748)
Tenaris SA (ADR)	(15,635)	(694,976)
Tidewater, Inc.	(2,938)	(173,313)
		(9,314,788)
Food & Staples Retailing - (0.1%)
Sysco Corp.	(5,804)	(200,296)
Walgreen Co.	(11,298)	(567,725)
Whole Foods Market, Inc.	(1,211)	(67,307)
		(835,328)

	Shares	Value
Food Products - (0.7%)
Annie’s, Inc.*	(25,000)	$(1,032,750)
Boulder Brands, Inc.*	(14,700)	(189,777)
BRF SA (ADR)	(8,907)	(190,877)
Bunge Ltd.	(605)	(45,986)
Campbell Soup Co.	(42,346)	(1,981,793)
Flowers Foods, Inc.	(9,529)	(218,786)
Green Mountain Coffee Roasters, Inc.*	(4,471)	(345,072)
Hain Celestial Group, Inc./The*	(5,760)	(420,249)
Hormel Foods Corp.	(7,225)	(305,979)
JM Smucker Co./The	(2,719)	(305,942)
McCormick & Co., Inc./MD	(32,038)	(2,294,241)
		(7,331,452)
Gas Utilities - (0.1%)
AGL Resources, Inc.	(2,280)	(104,401)
ONEOK, Inc.	(14,038)	(743,312)
		(847,713)
Health Care Equipment & Supplies - (0.5%)
Alere, Inc.*	(5,264)	(175,818)
Align Technology, Inc.*	(8,741)	(376,213)
Boston Scientific Corp.*	(21,100)	(230,412)
CareFusion Corp.*	(4,535)	(174,915)
CR Bard, Inc.	(1,796)	(205,822)
Edwards Lifesciences Corp.*	(400)	(28,552)
Hologic, Inc.*	(19,789)	(449,210)
Intuitive Surgical, Inc.*	(400)	(155,200)
Medtronic, Inc.	(13,210)	(729,720)
Mindray Medical International Ltd. (ADR)	(7,185)	(294,226)
ResMed, Inc.	(13,408)	(638,891)
St Jude Medical, Inc.	(13,950)	(730,840)
Stryker Corp.	(741)	(52,211)
Varian Medical Systems, Inc.*	(4,091)	(296,597)
		(4,538,627)
Health Care Providers & Services - (0.6%)
Accretive Health, Inc.*	(3,975)	(39,671)
Aetna, Inc.	(745)	(47,807)
AmerisourceBergen Corp.	(3,964)	(230,982)
Catamaran Corp.*	(1,600)	(84,480)

See Accompanying Notes to the Schedule of Investments.	18

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Health Care Providers & Services - (continued)
Express Scripts Holding Co.*	(11,202)	$(734,291)
Health Management Associates, Inc., Class A*	(77,000)	(1,037,960)
Henry Schein, Inc.*	(3,100)	(321,873)
Humana, Inc.	(8,150)	(743,769)
Molina Healthcare, Inc.*	(3,355)	(124,538)
Omnicare, Inc.	(10,166)	(536,663)
UnitedHealth Group, Inc.	(10,066)	(733,308)
Universal Health Services, Inc., Class B	(2,075)	(145,146)
WellCare Health Plans, Inc.*	(6,110)	(372,893)
WellPoint, Inc.	(8,562)	(732,565)
		(5,885,946)
Health Care Technology - (0.1%)
Allscripts Healthcare Solutions, Inc.*	(10,096)	(159,618)
athenahealth, Inc.*	(6,531)	(731,145)
Cerner Corp.*	(6,200)	(303,800)
		(1,194,563)
Hotels, Restaurants & Leisure - (0.5%)
Bally Technologies, Inc.*	(6,905)	(494,951)
Boyd Gaming Corp.*	(17,639)	(234,775)
Brinker International, Inc.	(13,490)	(541,624)
Cheesecake Factory, Inc./The	(4,196)	(178,078)
Life Time Fitness, Inc.*	(4,384)	(233,623)
McDonald’s Corp.	(2,615)	(256,479)
Panera Bread Co., Class A*	(1,959)	(327,251)
Royal Caribbean Cruises Ltd.	(46,774)	(1,781,622)
Starbucks Corp.	(5,888)	(419,461)
Texas Roadhouse, Inc.	(6,055)	(147,984)
		(4,615,848)
Household Durables - (0.4%)
Garmin Ltd.	(13,156)	(527,293)
Harman International Industries, Inc.	(8,531)	(516,381)
iRobot Corp.*	(7,989)	(279,296)
Leggett & Platt, Inc.	(7,232)	(227,157)
PulteGroup, Inc.*	(40,200)	(668,526)
Sony Corp. (ADR)	(23,401)	(492,357)
Tempur-Pedic International, Inc.*	(7,268)	(288,176)

	Shares	Value
Household Durables - (continued)
Toll Brothers, Inc.*	(37,100)	$(1,219,477)
		(4,218,663)
Household Products - (0.2%)
Clorox Co./The	(5,900)	(507,046)
Colgate-Palmolive Co.	(26,900)	(1,610,503)
Energizer Holdings, Inc.	(2,013)	(204,923)
		(2,322,472)
Independent Power Producers & Energy Traders - (0.1%)
Calpine Corp.*	(48,403)	(968,544)
Dynegy, Inc.*	(5,668)	(118,121)
		(1,086,665)
Industrial Conglomerates - (0.2%)
3M Co.	(2,949)	(346,301)
Danaher Corp.	(28,400)	(1,912,456)
		(2,258,757)
Insurance - (0.7%)
American International Group, Inc.*	(27,423)	(1,248,021)
Amtrust Financial Services, Inc.	(4,545)	(189,208)
Aon plc	(7,584)	(511,920)
Arch Capital Group Ltd.*	(4,898)	(265,227)
Assurant, Inc.	(3,729)	(201,963)
Assured Guaranty Ltd.	(11,842)	(256,261)
Berkshire Hathaway, Inc., Class B*	(6,282)	(727,895)
Endurance Specialty Holdings Ltd.	(1,195)	(62,893)
Fidelity National Financial, Inc., Class A	(7,405)	(181,274)
First American Financial Corp.	(5,486)	(124,697)
HCI Group, Inc.	(6,400)	(233,600)
Marsh & McLennan Cos., Inc.	(17,325)	(725,398)
MBIA, Inc.*	(21,916)	(295,866)
MetLife, Inc.	(6,971)	(337,536)
Principal Financial Group, Inc.	(5,977)	(259,163)
Progressive Corp./The	(10,987)	(285,772)
Protective Life Corp.	(4,904)	(212,490)
Reinsurance Group of America, Inc.	(1,793)	(122,085)
Unum Group	(2,688)	(85,048)
XL Group plc	(5,013)	(157,157)
		(6,483,474)

See Accompanying Notes to the Schedule of Investments.	19

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Internet & Catalog Retail - (0.2%)
Amazon.com, Inc.*	(1,100)	$(331,342)
Ctrip.com International Ltd. (ADR)*	(12,602)	(461,612)
Expedia, Inc.	(8,094)	(381,470)
Groupon, Inc.*	(4,100)	(36,326)
HomeAway, Inc.*	(25,000)	(752,750)
Netflix, Inc.*	(100)	(24,422)
Shutterfly, Inc.*	(4,873)	(261,144)
		(2,249,066)
Internet Software & Services - (0.5%)
Akamai Technologies, Inc.*	(12,393)	(584,950)
Baidu, Inc. (ADR)*	(5,524)	(730,880)
Cornerstone OnDemand, Inc.*	(4,400)	(193,776)
j2 Global, Inc.	(1,230)	(56,297)
LinkedIn Corp., Class A*	(1,000)	(203,790)
MercadoLibre, Inc.	(1,757)	(206,324)
OpenTable, Inc.*	(5,458)	(347,565)
Rackspace Hosting, Inc.*	(21,468)	(972,286)
SINA Corp./China*	(4,703)	(324,366)
ValueClick, Inc.*	(3,140)	(76,742)
VeriSign, Inc.*	(11,389)	(544,850)
WebMD Health Corp.*	(1,568)	(51,760)
Yahoo!, Inc.*	(25,732)	(722,812)
		(5,016,398)
IT Services - (0.3%)
CACI International, Inc., Class A*	(462)	(30,677)
Global Payments, Inc.	(2,155)	(99,798)
Infosys Ltd. (ADR)	(14,637)	(727,166)
Paychex, Inc.	(18,711)	(737,962)
SAIC, Inc.	(30,003)	(458,746)
Teradata Corp.*	(11,646)	(688,512)
Western Union Co./The	(34,839)	(625,708)
		(3,368,569)
Leisure Equipment & Products - (0.2%)
Brunswick Corp./DE	(12,021)	(453,793)
Mattel, Inc.	(29,900)	(1,256,697)
Polaris Industries, Inc.	(6,608)	(741,021)
Sturm Ruger & Co., Inc.	(409)	(20,806)
		(2,472,317)

	Shares	Value
Life Sciences Tools & Services - (0.2%)
Illumina, Inc.*	(8,992)	$(717,742)
PAREXEL International Corp.*	(6,360)	(314,502)
Thermo Fisher Scientific, Inc.	(8,040)	(732,524)
		(1,764,768)
Machinery - (1.3%)
Actuant Corp., Class A	(7,149)	(252,431)
Caterpillar, Inc.	(40,445)	(3,353,295)
Chart Industries, Inc.*	(668)	(75,952)
Colfax Corp.*	(5,779)	(306,692)
Cummins, Inc.	(9,500)	(1,151,305)
Deere & Co.	(33,167)	(2,755,183)
Illinois Tool Works, Inc.	(10,111)	(728,396)
Kennametal, Inc.	(5,824)	(252,412)
Manitowoc Co., Inc./The	(25,850)	(530,700)
Parker Hannifin Corp.	(28,096)	(2,901,755)
Pentair Ltd.	(4,200)	(256,536)
Stanley Black & Decker, Inc.	(1,941)	(164,247)
		(12,728,904)
Media - (0.8%)
Cablevision Systems Corp., Class A	(16,037)	(299,731)
Cinemark Holdings, Inc.	(5,735)	(167,003)
DIRECTV*	(11,615)	(734,881)
Discovery Communications, Inc., Class A*	(2,300)	(183,356)
DreamWorks Animation SKG, Inc., Class A*	(13,405)	(331,908)
Imax Corp.*	(9,617)	(242,156)
Interpublic Group of Cos., Inc./The	(21,700)	(356,965)
Liberty Global plc*	(7,066)	(573,194)
Lions Gate Entertainment Corp.*	(17,331)	(563,777)
Regal Entertainment Group, Class A	(10,084)	(190,083)
Thomson Reuters Corp.	(3,260)	(110,938)
Time Warner Cable, Inc.	(5,053)	(576,396)
Twenty-First Century Fox, Inc.	(14,800)	(442,224)
Valassis Communications, Inc.	(3,793)	(108,594)
Walt Disney Co./The	(43,135)	(2,788,678)
		(7,669,884)
Metals & Mining - (0.5%)
ArcelorMittal (NYRS)	(383)	(4,967)

See Accompanying Notes to the Schedule of Investments.	20

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Metals & Mining - (continued)
BHP Billiton Ltd. (ADR)	(11,549)	$(724,469)
BHP Billiton plc (ADR)	(8,763)	(500,718)
Goldcorp, Inc.	(25,715)	(725,934)
Nucor Corp.	(4,700)	(219,866)
Pan American Silver Corp.	(14,381)	(183,502)
Randgold Resources Ltd. (ADR)	(5,048)	(374,915)
Rio Tinto plc (ADR)	(16,163)	(727,173)
Royal Gold, Inc.	(7,419)	(383,488)
Stillwater Mining Co.*	(17,257)	(208,810)
Vale SA (ADR)	(44,043)	(604,270)
		(4,658,112)
Multiline Retail - (0.5%)
Big Lots, Inc.*	(9,183)	(331,782)
Dollar General Corp.*	(22,900)	(1,251,943)
Family Dollar Stores, Inc.	(10,563)	(726,312)
J.C. Penney Co., Inc.*	(22,851)	(333,624)
Target Corp.	(28,100)	(2,002,125)
		(4,645,786)
Multi-Utilities - (0.3%)
CenterPoint Energy, Inc.	(23,421)	(581,309)
CMS Energy Corp.	(25,553)	(715,228)
Consolidated Edison, Inc.	(5,813)	(348,199)
NiSource, Inc.	(20,962)	(643,953)
Public Service Enterprise Group, Inc.	(20,952)	(707,968)
Wisconsin Energy Corp.	(337)	(14,653)
		(3,011,310)
Oil, Gas & Consumable Fuels - (1.6%)
Apache Corp.	(7,031)	(564,238)
Bill Barrett Corp.*	(11,036)	(247,427)
BP plc (ADR)	(7,792)	(322,901)
Cameco Corp.	(303)	(6,157)
Canadian Natural Resources Ltd.	(15,915)	(493,683)
Carrizo Oil & Gas, Inc.*	(16,366)	(518,311)
Cheniere Energy, Inc.*	(2,500)	(71,425)
Chesapeake Energy Corp.	(47,650)	(1,110,245)
Chevron Corp.	(3,453)	(434,698)
Cobalt International Energy, Inc.*	(17,874)	(515,665)
ConocoPhillips	(40,232)	(2,609,448)

	Shares	Value
Oil, Gas & Consumable Fuels - (continued)
Denbury Resources, Inc.*	(13,208)	$(231,140)
Diamondback Energy, Inc.*	(5,400)	(206,172)
Ecopetrol SA (ADR)	(5,099)	(232,464)
Emerald Oil, Inc.*	(26,800)	(192,960)
Enbridge, Inc.	(12,093)	(537,534)
Encana Corp.	(40,304)	(706,126)
Energen Corp.	(1,684)	(100,855)
Energy XXI Bermuda Ltd.	(7,555)	(202,852)
Exxon Mobil Corp.	(7,755)	(727,031)
Golar LNG Ltd.	(6,210)	(214,431)
Gulfport Energy Corp.*	(3,800)	(202,160)
Kinder Morgan Management LLC*	(1)	(57)
Marathon Petroleum Corp.	(6,300)	(461,979)
Newfield Exploration Co.*	(5,998)	(147,551)
PDC Energy, Inc.*	(2,549)	(140,577)
Petroleo Brasileiro SA (ADR)	(45,912)	(626,240)
Ship Finance International Ltd.	(3,502)	(56,347)
Spectra Energy Corp.	(20,180)	(726,278)
Statoil ASA (ADR)	(16,830)	(363,360)
Suncor Energy, Inc.	(22,848)	(722,682)
Ultra Petroleum Corp.*	(33,416)	(723,456)
Valero Energy Corp.	(30,700)	(1,098,139)
W&T Offshore, Inc.	(1,890)	(30,788)
		(15,545,377)
Paper & Forest Products - (0.0%)†
International Paper Co.	(5,464)	(263,966)
KapStone Paper and Packaging Corp.	(4,273)	(188,225)
		(452,191)
Personal Products - (0.1%)
Herbalife Ltd.	(12,116)	(793,598)

Pharmaceuticals - (0.5%)
Actavis, Inc.*	(5,373)	(721,433)
Endo Health Solutions, Inc.*	(6,664)	(256,297)
Endocyte, Inc.*	(11,800)	(212,046)
Hospira, Inc.*	(11,106)	(452,014)
Johnson & Johnson	(3,326)	(310,981)
Mallinckrodt plc*	—#	(11)

See Accompanying Notes to the Schedule of Investments.	21

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Pharmaceuticals - (continued)
Medicines Co./The*	(5,900)	$(182,310)
Mylan, Inc./PA*	(10,319)	(346,306)
Pfizer, Inc.	(24,519)	(716,690)
Questcor Pharmaceuticals, Inc.	(14,014)	(936,416)
Salix Pharmaceuticals Ltd.*	(8,326)	(615,291)
ViroPharma, Inc.*	(3,421)	(117,409)
		(4,867,204)
Professional Services - (0.1%)
Acacia Research Corp.	(4,163)	(95,000)
Dun & Bradstreet Corp./The	(4,473)	(463,537)
IHS, Inc., Class A*	(800)	(87,824)
Robert Half International, Inc.	(14,263)	(531,154)
		(1,177,515)
Real Estate Management & Development - (0.1%)
CBRE Group, Inc., Class A*	(7,210)	(167,056)
Forestar Group, Inc.*	(9,500)	(205,295)
Realogy Holdings Corp.*	(3,200)	(143,872)
St. Joe Co./The*	(3,597)	(81,580)
		(597,803)
Road & Rail - (0.2%)
Avis Budget Group, Inc.*	(4,677)	(147,980)
CSX Corp.	(29,146)	(723,112)
Hertz Global Holdings, Inc.*	(710)	(18,183)
JB Hunt Transport Services, Inc.	(4,750)	(355,918)
Norfolk Southern Corp.	(2,139)	(156,489)
Roadrunner Transportation Systems, Inc.*	(6,700)	(202,541)
		(1,604,223)
Semiconductors & Semiconductor Equipment - (1.0%)
Altera Corp.	(16,308)	(579,912)
ASML Holding NV (NYRS)	(8,075)	(725,942)
Broadcom Corp., Class A	(17,284)	(476,520)
Cirrus Logic, Inc.*	(16,071)	(309,849)
Entropic Communications, Inc.*	(45,400)	(201,122)
Intel Corp.	(87,242)	(2,032,739)
Linear Technology Corp.	(66,000)	(2,676,960)
LSI Corp.*	(15,813)	(123,025)
Mellanox Technologies Ltd.*	(8,684)	(396,425)
Micron Technology, Inc.*	(53,335)	(706,689)

	Shares	Value
Semiconductors & Semiconductor Equipment - (continued)
OmniVision Technologies, Inc.*	(3,669)	$(59,658)
Skyworks Solutions, Inc.*	(6,683)	(160,526)
Texas Instruments, Inc.	(37,000)	(1,450,400)
Veeco Instruments, Inc.*	(5,115)	(177,797)
		(10,077,564)
Software - (1.1%)
Activision Blizzard, Inc.	(39,819)	(715,946)
Bottomline Technologies de, Inc.*	(7,000)	(203,490)
CA, Inc.	(11,918)	(354,441)
Check Point Software Technologies Ltd.*	(12,839)	(722,964)
CommVault Systems, Inc.*	(2,400)	(202,632)
Concur Technologies, Inc.*	(4,457)	(396,183)
Electronic Arts, Inc.*	(56,805)	(1,483,747)
Ellie Mae, Inc.*	(8,100)	(190,755)
FactSet Research Systems, Inc.	(4,536)	(495,240)
Interactive Intelligence Group, Inc.*	(3,600)	(204,480)
MICROS Systems, Inc.*	(5,917)	(288,335)
Microsoft Corp.	(16,359)	(520,707)
NetSuite, Inc.*	(1,800)	(169,002)
Nuance Communications, Inc.*	(18,437)	(345,878)
Oracle Corp.	(22,350)	(723,022)
Perfect World Co., Ltd. (ADR)	(2,666)	(56,119)
PTC, Inc.*	(6,871)	(186,067)
QLIK Technologies, Inc.*	(10,953)	(343,048)
Red Hat, Inc.*	(3,800)	(196,726)
Salesforce.com, Inc.*	(17,237)	(754,119)
SAP AG (ADR)	(9,931)	(723,871)
SolarWinds, Inc.*	(4,600)	(163,254)
Synchronoss Technologies, Inc.*	(6,300)	(217,287)
Take-Two Interactive Software, Inc.*	(12,300)	(215,619)
TIBCO Software, Inc.*	(5,871)	(146,423)
VMware, Inc., Class A*	(8,812)	(724,258)
		(10,743,613)
Specialty Retail - (1.5%)
Ascena Retail Group, Inc.*	(9,053)	(172,822)
Bed Bath & Beyond, Inc.*	(5,840)	(446,585)
Best Buy Co., Inc.	(24,536)	(738,288)

See Accompanying Notes to the Schedule of Investments.	22

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value
Specialty Retail - (continued)
Cabela’s, Inc.*	(4,291)	$(294,534)
Chico’s FAS, Inc.	(19,019)	(325,796)
Children’s Place Retail Stores, Inc./The*	(2,872)	(155,203)
Dick’s Sporting Goods, Inc.	(8,449)	(434,363)
Express, Inc.*	(10,246)	(231,047)
Finish Line, Inc./The, Class A	(5,636)	(125,457)
GameStop Corp., Class A	(15,508)	(760,823)
Gap, Inc./The	(31,977)	(1,467,744)
Guess?, Inc.	(7,652)	(257,719)
Jos. A. Bank Clothiers, Inc.*	(1,183)	(48,337)
L Brands, Inc.	(51,650)	(2,880,521)
Lumber Liquidators Holdings, Inc.*	(7,624)	(738,156)
Men’s Wearhouse, Inc./The	(5,976)	(238,622)
Monro Muffler Brake, Inc.	(17,400)	(748,374)
PetSmart, Inc.	(22,000)	(1,610,840)
Rent-A-Center, Inc./TX	(3,146)	(125,809)
Sally Beauty Holdings, Inc.*	(7,767)	(236,971)
Select Comfort Corp.*	(15,705)	(358,859)
Staples, Inc.	(43,047)	(732,660)
Ulta Salon Cosmetics & Fragrance, Inc.*	(10,800)	(1,089,720)
Williams-Sonoma, Inc.	(10,990)	(646,871)
		(14,866,121)
Textiles, Apparel & Luxury Goods - (0.8%)
Coach, Inc.	(4,318)	(229,415)
Crocs, Inc.*	(11,858)	(162,099)
Deckers Outdoor Corp.*	(11,540)	(632,738)
Fifth & Pacific Cos., Inc.*	(97)	(2,311)
Hanesbrands, Inc.	(7,807)	(495,432)
Iconix Brand Group, Inc.*	(1,750)	(57,470)
Lululemon Athletica, Inc.*	(12,500)	(869,625)
Michael Kors Holdings Ltd.*	(3,100)	(208,754)
NIKE, Inc., Class B	(28,100)	(1,768,052)
Ralph Lauren Corp.	(6,900)	(1,256,214)
Under Armour, Inc., Class A*	(10,725)	(719,969)
VF Corp.	(7,047)	(1,388,259)
Wolverine World Wide, Inc.	(5,585)	(321,194)
		(8,111,532)

	Shares	Value
Thrifts & Mortgage Finance - (0.1%)
New York Community Bancorp, Inc.	(1,138)	$(17,264)
Ocwen Financial Corp.*	(19,494)	(928,304)
		(945,568)
Trading Companies & Distributors - (0.1%)
Fastenal Co.	(6,200)	(303,862)
WESCO International, Inc.*	(1,005)	(76,159)
WW Grainger, Inc.	(637)	(166,983)
		(547,004)
Water Utilities - (0.0%)†
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(317)	(3,265)

Wireless Telecommunication Services - (0.2%)
America Movil SAB de CV (ADR)	(33,680)	(706,606)
Crown Castle International Corp.*	(3,600)	(252,900)
SBA Communications Corp., Class A*	(2,974)	(220,344)
SK Telecom Co., Ltd. (ADR)	(6,514)	(140,637)
Telephone & Data Systems, Inc.	(1,961)	(51,986)
Vodafone Group plc (ADR)	(24,347)	(729,193)
		(2,101,666)
TOTAL COMMON STOCKS (proceeds received $237,613,588)		(246,415,298)

EXCHANGE TRADED FUNDS - (16.2%)
Consumer Discretionary Select Sector SPDR Fund	(141,100)	(8,371,463)
Consumer Staples Select Sector SPDR Fund	(99,600)	(4,122,444)
Energy Select Sector SPDR Fund	(85,200)	(7,024,740)
Financial Select Sector SPDR Fund	(32,600)	(667,974)
Health Care Select Sector SPDR Fund	(148,200)	(7,558,200)
Industrial Select Sector SPDR Fund	(254,600)	(11,497,736)
iShares iBoxx $ High Yield Corporate Bond ETF	(6,219)	(578,243)
iShares Russell 2000 Index Fund	(277,236)	(28,741,056)
iShares Russell 2000 Value Index Fund	(50,000)	(4,549,000)
Materials Select Sector SPDR Fund	(65,000)	(2,631,200)
SPDR S&P 500 ETF Trust	(461,638)	(77,859,865)

See Accompanying Notes to the Schedule of Investments.	23

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Shares	Value

EXCHANGE TRADED FUNDS - (continued)
Technology Select Sector SPDR Fund	(156,900)	$(4,976,868)
Utilities Select Sector SPDR Fund	(41,200)	(1,617,924)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $147,105,774)		(160,196,713)

	Principal Amount
CORPORATE BONDS - (2.1%)
Chemicals - (0.1%)
Dow Chemical Co./The 4.13%, 11/15/2021	$(1,036,000)	(1,077,082)

Consumer Finance - (0.2%)
Ford Motor Credit Co., LLC 4.25%, 9/20/2022	(2,130,000)	(2,144,054)

Containers & Packaging - (0.0%)†
Ball Corp. 6.75%, 9/15/2020	(311,000)	(336,657)

Energy Equipment & Services - (0.1%)
Baker Hughes, Inc. 5.13%, 9/15/2040	(970,000)	(1,069,553)

Gas Utilities - (0.1%)
Enterprise Products Operating LLC 5.25%, 1/31/2020	(1,012,000)	(1,137,152)

Insurance - (0.2%)
MetLife, Inc. 5.70%, 6/15/2035	(1,673,000)	(1,885,639)

Life Sciences Tools & Services - (0.3%)
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	(3,117,000)	(2,920,352)

Oil, Gas & Consumable Fuels - (0.8%)
Enbridge Energy Partners LP 4.20%, 9/15/2021	(1,012,000)	(1,035,953)
Energy Transfer Partners LP 5.15%, 2/1/2043	(1,762,000)	(1,653,500)
Hess Corp. 5.60%, 2/15/2041	(1,845,000)	(1,927,968)

	Principal Amount	Value

Oil, Gas & Consumable Fuels - (continued)
Plains Exploration & Production Co. 6.75%, 2/1/2022	$(852,000)	$(907,912)
Valero Energy Corp. 6.63%, 6/15/2037	(1,693,000)	(1,898,599)
		(7,423,932)
Pharmaceuticals - (0.2%)
Valeant Pharmaceuticals International 7.25%, 7/15/2022(b)	(1,278,000)	(1,367,460)

Semiconductors & Semiconductor Equipment - (0.1%)
Intel Corp. 2.70%, 12/15/2022	(1,065,000)	(1,005,066)
		(1,005,066)

TOTAL CORPORATE BONDS (proceeds received $20,259,504)		(20,366,947)

U.S. GOVERNMENT AGENCY SECURITIES - (2.8%)
U.S. Treasury Bond 3.13%, 2/15/2043	(14,849,000)	(13,492,527)
U.S. Treasury Notes 1.75%, 5/15/2023	(13,399,000)	(12,442,898)
1.88%, 6/30/2020	(1,232,000)	(1,223,728)
		(27,159,153)
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (proceeds received $27,221,940)		(27,159,153)

TOTAL SECURITIES SOLD SHORT (proceeds received $432,200,806)		(454,138,111)

See Accompanying Notes to the Schedule of Investments.	24

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - (0.0%)†
Call Options Purchased - (0.0%)†
American International Group, Inc.,
Call, Sep 2013 @ 49*	(174)	$(9,918)
CBOE SPX Volatility Index, Call, Sep 2013 @ 24*	(137)	(4,795)
Oct 2013 @ 24*	(69)	(4,485)
CenturyLink, Inc., Call, Oct 2013 @ 37*	(55)	(2,475)
Dish Network Corp., Call, Sep 2013 @ 44*	(250)	(80,000)
Home Depot, Inc./The., Call, Aug 2013 @ 80*	(200)	(13,800)
Royal Caribbean Cruises Ltd., Call, Sep 2013 @ 36*	(50)	(13,650)
Three Month EURO Euribor Interest Rate Future, Call, Dec 2013 @ 99.75*	(374)	(52,865)
TOTAL WRITTEN OPTIONS (proceeds received $154,636)		(181,988)

TOTAL INVESTMENTS (cost net of proceeds received $392,285,370) — 41.5%		410,273,003
OTHER ASSETS LESS LIABILITIES — 58.5%		578,240,799
NET ASSETS — 100.0%		$988,513,802
*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At July 31, 2013, the aggregate amount held in a segregated account was $509,897,434.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2013.
(d)	Issuer is in default.
(e)	All or a portion of the security on loan. The aggregate market value of such securities is $66,735,268.
#	Amount represents less than one share.

Abbreviations:

ADR – American Depositary Receipt

CMO – Collateralized Mortgage Obligation

NYRS – New York Registered Shares

TBA	– To Be Announced; Security is subject to delayed delivery

As of July 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,130,626
Aggregate gross unrealized depreciation	(32,142,993)
Net unrealized appreciation	$17,987,633
Federal income tax cost of investments	$392,285,370

See Accompanying Notes to the Schedule of Investments.	25

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Futures Contracts Purchased

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)

3-year Korean Treasury Bond Futures Contracts	KRW	131	09/17/13	$12,283,699	$12,304,444	$20,745
ASX 90 Day Bank Accepted Bills Future Contracts	AUD	152	12/11/14	135,641,515	135,708,323	66,808
ASX SPI200 Index Futures Contracts	AUD	21	09/19/13	2,302,938	2,364,200	61,262
Canadian Dollar Currency Futures Contracts	USD	3	09/17/13	290,648	292,350	1,702
CME 3 Month Eurodollar Futures Contracts	USD	41	06/16/14	10,205,503	10,205,925	422
CME Mexican Peso Currency Futures Contracts	USD	27	09/16/13	1,063,671	1,054,012	(9,659)
CMX Copper Commodity Futures Contracts	USD	5	09/26/13	399,638	389,812	(9,826)
COMEX Division Gold Futures Contracts	USD	8	12/27/13	1,064,726	1,050,400	(14,326)
DAX Index Futures Contracts	EUR	2	09/20/13	552,988	548,736	(4,252)
E-Mini NASDAQ 100 Futures Contracts	USD	60	09/20/13	3,667,775	3,699,600	31,825
E-Mini S&P 500 Futures Contracts	USD	83	09/20/13	6,570,996	6,974,075	403,079
E-mini S&P MidCap 400 Futures Contracts	USD	2	09/20/13	241,484	245,900	4,416
Eurex 10 Year Euro BUND Futures Contracts	EUR	35	09/06/13	6,710,240	6,629,068	(81,172)
Eurex 5 Year Euro BOBL Futures Contracts	EUR	86	09/06/13	14,471,015	14,395,079	(75,936)
Euro Fx Futures Contracts	USD	11	09/16/13	1,815,579	1,834,112	18,533
EURO STOXX 50 Futures Contracts	EUR	60	09/20/13	2,031,251	2,199,867	168,616
Euro/Japanese Yen Futures Contacts	JPY	4	09/16/13	665,750	665,816	66
FTSE 100 IDX Futures Contracts	GBP	16	09/20/13	1,519,977	1,597,556	77,579
FTSE Bursa Malaysia KLCI Index Futures Contracts	MYR	95	08/30/13	2,652,651	2,585,851	(66,800)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	19	09/19/13	700,260	705,921	5,661
Gasoline RBOB Futures Contracts	USD	21	08/30/13	2,672,543	2,642,737	(29,806)
Great British Pound Futures Contracts	USD	11	09/16/13	1,047,729	1,047,887	158
Great British Pound/Japanese Yen Cross Currency Futures Contract	JPY	1	09/16/13	191,794	190,200	(1,594)
Hang Seng Index Futures Contracts	HKD	30	08/29/13	4,223,849	4,228,686	4,837
HKG Hang Seng China Enterprise Futures Contracts	HKD	5	08/29/13	311,681	311,614	(67)
ICE Brent Crude Oil Futures Contracts	USD	90	11/19/14	7,999,709	8,343,000	343,291
ICE Brent Crude Oil Futures Contracts	USD	15	08/19/13	1,426,930	1,575,450	148,520
ICE Brent Crude Oil Futures Contracts	USD	38	08/15/13	4,046,081	4,092,600	46,519
ICE Gas Oil Futures Contracts	USD	15	09/12/13	1,366,507	1,369,125	2,618
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	120	06/15/15	39,676,259	39,625,140	(51,119)
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	38	06/16/14	12,588,449	12,585,244	(3,205)
LIFFE 90 Day Sterling Futures Contracts	GBP	428	03/19/14	80,924,219	80,931,107	6,888
Montreal Exchange 3 Month Canadian Bank Accept Futures Contracts	CAD	5	12/16/13	1,201,426	1,200,954	(472)
Natural Gas Futures Contracts	USD	30	08/28/13	1,071,043	1,033,800	(37,243)
New Zealand $ Futures Contracts	USD	6	09/16/13	479,056	479,160	104
Nikkei 225 Futures Contracts	JPY	4	09/12/13	548,163	555,612	7,449

See Accompanying Notes to the Schedule of Investments.	26

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Futures Contracts Purchased (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
OML Stockholm OMXS30 Index Futures Contracts	SEK	68	08/16/13	$1,275,344	$1,287,620	$12,276
Russell 2000 Mini Futures Contracts	USD	5	09/20/13	484,330	521,450	37,120
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	12	09/19/13	1,705,107	1,666,284	(38,823)
SFE 3 Year Australian Bond Futures Contracts	AUD	41	09/16/13	4,028,588	4,046,894	18,306
SGX MSCI Singapore Index Futures Contracts	SGD	13	08/29/13	748,959	747,767	(1,192)
SGX Nikkei 225 Futures Contracts	JPY	4	09/12/13	295,909	278,419	(17,490)
Swiss Franc/Japanese Yen Cross Currency Futures Contract	JPY	1	09/16/13	268,370	270,325	1,955
Tokyo Price Index Futures Contracts	JPY	34	09/12/13	4,014,543	3,908,385	(106,158)
WTI Crude Oil Futures Contracts	USD	6	08/20/13	635,256	630,180	(5,076)

						$936,539

Futures Contracts Sold

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10-year Korean Treasury Bond Futures Contracts	KRW	43	09/17/13	$4,264,005	$4,302,201	$(38,196)
Australian Dollar Currency Futures Contracts	USD	3	09/16/13	286,238	269,340	16,898
BIST 30 Index Futures Contracts	TRY	184	08/29/13	851,555	845,414	6,141
CAC40 10 EURO Futures Contracts	EUR	5	08/16/13	257,741	265,438	(7,697)
CBOE Volatility Index Futures Contracts	USD	2	08/20/13	32,197	27,800	4,397
CBOT 5 Year US Treasury Note Futures Contracts	USD	14	09/30/13	1,694,939	1,699,141	(4,202)
CBOT U.S. Ten Year Note Futures Contracts	USD	26	09/19/13	3,344,912	3,287,375	57,537
CBOT US Long Bond Futures Contracts	USD	14	09/19/13	1,967,803	1,876,875	90,928
CBT Corn Commodity Futures Contracts	USD	12	12/13/13	303,723	287,400	16,323
CBT Soybean Futures Contracts	USD	3	11/14/13	182,990	180,938	2,052
CBT Wheat Futures Contracts	USD	19	12/13/13	660,104	643,150	16,954
CME 3 Month Eurodollar Futures Contracts	USD	12	06/15/15	2,969,787	2,973,300	(3,513)
CME Ultra long Term U.S. Treasury Bond Future Contracts	USD	6	09/19/13	915,375	865,500	49,875
CMX Silver Futures Contracts	USD	1	09/26/13	93,122	98,140	(5,018)
Coffee “C” Futures Contracts	USD	5	09/18/13	230,120	222,375	7,745
COMEX Division Gold Futures Contracts	USD	9	12/27/13	1,200,356	1,181,700	18,656
E-Mini S&P 500 Futures Contracts	USD	374	09/20/13	30,644,182	31,425,350	(781,168)
Eurex 30 Year Euro BUXL Futures Contracts	EUR	1	09/06/13	171,295	171,589	(294)
Euro/Norwegian Krone Cross Currency Futures Contracts	NOK	11	09/16/13	1,822,047	1,834,368	(12,321)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	4	09/19/13	145,789	148,615	(2,826)
Great British Pound/Swiss Franc Cross Currency Futures Contracts	CHF	3	09/16/13	583,448	570,169	13,279
HKG Hang Seng China Enterprise Futures Contracts	HKD	13	08/29/13	812,265	810,195	2,070

See Accompanying Notes to the Schedule of Investments.	27

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Futures Contracts Sold (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation (Depreciation)
ICE Brent Crude Oil Futures Contracts	USD	75	11/19/13	$7,115,596	$7,623,750	$(508,154)
Japanese Yen/U.S. Dollar Futures Contracts	USD	43	09/16/13	5,491,262	5,499,162	(7,900)
KOSPI 200 Futures Contracts	KRW	3	09/12/13	318,178	331,664	(13,486)
LIFFE 3 Month Euroswiss Futures Contracts	CHF	12	06/16/14	3,238,765	3,239,721	(956)
LME Copper Futures Contracts	USD	3	09/16/13	539,390	516,037	23,353
LONG GILT Futures Contract	GBP	1	09/26/13	169,298	171,414	(2,116)
mini MSCI Emerging Markets Futures Contracts	USD	25	09/20/13	1,162,441	1,173,500	(11,059)
Montreal Exchange 10 Year Canadian Bond Futures Contract	CAD	1	09/19/13	127,000	128,079	(1,079)
Nikkei 225 Futures Contracts	JPY	6	09/12/13	890,290	833,418	56,872
NY Harbor ULSD Futures	USD	6	08/30/13	758,250	769,860	(11,610)
NYB Sugar No. 11 Futures Contracts	USD	21	09/30/13	392,714	399,134	(6,420)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	4	09/19/13	535,457	555,428	(19,971)
SFE 10 Year Australian Bond Futures Contracts	AUD	44	09/16/13	4,704,552	4,698,585	5,967
Swiss Franc/U.S. Dollar Cross Currency Futures Contracts	USD	2	09/16/13	265,907	270,800	(4,893)
Tokyo Price Index Futures Contracts	JPY	7	09/12/13	858,630	804,668	53,962
U.S. Dollar/Swedish Krona Cross Currency Futures Contracts	SEK	2	09/16/13	200,338	199,218	1,120
U.S.Dollar/Norwegian Krone Cross Currency Futures Contracts	NOK	2	09/16/13	201,853	200,022	1,831

						$(996,919)

Cash collateral in the amount of $7,755,240 was pledged to cover margin requirements for open futures contracts as of July 31, 2013.

See Accompanying Notes to the Schedule of Investments.	28

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation(Depreciation)

Morgan Stanley	BHP Billiton Ltd.	01/17/2014	USD	$57,181	$5,050

Morgan Stanley	BHP Billiton Ltd.	01/17/2014	USD	97,359	1,947

Morgan Stanley	BHP Billiton Ltd.	01/17/2014	USD	52,163	2,918

Morgan Stanley	BHP Billiton Ltd.	01/17/2014	USD	63,052	4,523

JPMorgan Chase Bank	BHP Billiton Ltd.	01/17/2014	USD	731,345	19,267

Morgan Stanley	Caterpillar, Inc.	01/17/2014	USD	96,961	(624)

Morgan Stanley	Caterpillar, Inc.	01/17/2014	USD	175,812	1,018

Morgan Stanley	Caterpillar, Inc.	01/17/2014	USD	62,735	2,437

Morgan Stanley	Caterpillar, Inc.	01/17/2014	USD	51,522	746

JPMorgan Chase Bank	Caterpillar, Inc.	01/17/2014	USD	550,817	(7,722)

Morgan Stanley	Caterpillar, Inc.	01/17/2014	USD	56,738	3,039

Morgan Stanley	Christian Dior S.A.	01/17/2014	EUR	173,042	(5,021)

JPMorgan Chase Bank	Christian Dior S.A.	01/17/2014	EUR	1,328,352	193,429

Morgan Stanley	Christian Dior S.A.	01/17/2014	EUR	171,926	358

Morgan Stanley	Christian Dior S.A.	01/17/2014	EUR	174,542	(10,202)

Morgan Stanley	Christian Dior S.A.	01/17/2014	EUR	219,632	(11,000)

Morgan Stanley	Energy Select Sector SPDR Fund	01/17/2014	USD	341,805	(4,167)

Morgan Stanley	Energy Select Sector SPDR Fund	01/17/2014	USD	37,826	146

Morgan Stanley	Energy Select Sector SPDR Fund	01/17/2014	USD	475,964	–

Morgan Stanley	Industrial Select Sector SPDR Fund	01/17/2014	USD	384,395	(3,349)

JPMorgan Chase Bank	Industrial Select Sector SPDR Fund	01/17/2014	USD	2,589,787	(317,506)

Morgan Stanley	Industrial Select Sector SPDR Fund	01/17/2014	USD	199,381	(13,366)

Morgan Stanley	Industrial Select Sector SPDR Fund	01/17/2014	USD	183,571	(17,604)

Morgan Stanley	Industrial Select Sector SPDR Fund	01/17/2014	USD	228,352	(10,530)

JPMorgan Chase Bank	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	1,335,766	(254,941)

See Accompanying Notes to the Schedule of Investments.	29

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Equity Total Return Swap Contracts (Continued)

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation(Depreciation)

Morgan Stanley	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	$169,093	$(8,675)

Morgan Stanley	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	169,243	(1,384)

Morgan Stanley	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	170,169	(4,334)

Morgan Stanley	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2014	EUR	217,816	540

JPMorgan Chase Bank	Nippon Telegraph and Telephone Corp.	01/20/2014	JPY	28,186,420	60,368

JPMorgan Chase Bank	Nippon Telegraph and Telephone Corp.	01/23/2014	JPY	14,594,579	2,132

JPMorgan Chase Bank	Nippon Telegraph and Telephone Corp.	01/23/2014	JPY	8,040,032	(1,471)

JPMorgan Chase Bank	Nippon Telegraph and Telephone Corp.	01/23/2014	JPY	7,342,335	606

JPMorgan Chase Bank	Nippon Telegraph and Telephone Corp.	01/23/2014	JPY	7,244,738	1,603

JPMorgan Chase Bank	Nippon Telegraph and Telephone Corp.	01/23/2014	JPY	8,632,624	(7,532)

Morgan Stanley	Sanofi	01/17/2014	EUR	111,696	81

Morgan Stanley	Sanofi	01/17/2014	EUR	1,047,617	(7,760)

Morgan Stanley	Shire plc	01/17/2014	GBP	1,373,240	381,395

Morgan Stanley	Shire plc	01/17/2014	GBP	172,499	2,687

Morgan Stanley	Smiths Group plc	01/17/2014	GBP	133,752	2,292

JPMorgan Chase Bank	Smiths Group plc	01/17/2014	GBP	932,148	174,266

Morgan Stanley	Smiths Group plc	01/17/2014	GBP	66,992	4,831

Morgan Stanley	Smiths Group plc	01/17/2014	GBP	65,414	10,665

Morgan Stanley	Smiths Group plc	01/17/2014	GBP	64,509	9,746

Morgan Stanley	STOXX Europe 600 Index	01/17/2014	EUR	608,948	1,837

Morgan Stanley	STOXX Europe 600 Index	01/17/2014	EUR	5,651,337	(13,301)

Morgan Stanley	Vodafone Group plc	01/17/2014	GBP	2,174,548	343,734

Morgan Stanley	Vodafone Group plc	01/17/2014	GBP	253,411	6,450

Morgan Stanley	Warner Chilcott plc	01/17/2014	USD	498,402	(1,786)

					$535,836

See Accompanying Notes to the Schedule of Investments.	30

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Credit Default Swap Contracts Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	$2,500,000	$(85,406)	06/20/2018	$(151,121)
Morgan Stanley	ThyssenKrupp AG	1.00%	EUR	2,454,000	339,524	09/20/2018	335,715
JPMorgan Chase Bank	Banco Santander S.A.	3.00%	EUR	1,000,000	(2,874)	09/20/2018	(22,659)
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	1,065,000	(56,905)	06/20/2018	(67,089)
JPMorgan Chase Bank	J. C. Penney Company, Inc.	5.00%	USD	1,941,000	282,416	09/20/2018	271,093
JPMorgan Chase Bank	Quest Diagnostics, Inc.	1.00%	USD	2,021,000	(7,478)	06/20/2018	(15,594)
JPMorgan Chase Bank	Staples, Inc.	1.00%	USD	2,078,000	110,164	09/20/2018	51,834
Barclays plc	ArcelorMittal	1.00%	EUR	1,039,000	235,107	09/20/2018	179,099
Barclays plc	Block Financial LLC	5.00%	USD	1,065,000	(162,865)	09/20/2018	(168,453)
Barclays plc	CenturyLink, Inc.	1.00%	USD	2,129,000	117,887	09/20/2018	128,580
Barclays plc	RadioShack Corp.	5.00%	USD	1,000,000	23,077	09/20/2013	11,667

					$792,647		$553,072

Credit Default Swap Contracts Sell Protection
Counterparty	Reference Entity	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	ABX Home Equity Index Series 6	0.11%	USD	$6,000,000	$(1,745,224)	05/25/2046	$(1,578,882)
Morgan Stanley	Cerved Technologies S.p.A.	5.00%	EUR	1,000,000	(59,353)	06/20/2018	(69,548)
Morgan Stanley	CMBX North America Index Series 6	0.50%	USD	6,000,000	(351,577)	05/11/2063	(243,844)
Morgan Stanley	iStar Financial, Inc.	5.00%	USD	2,073,000	82,290	09/20/2018	112,727
Morgan Stanley	J. C. Penney Company, Inc.	5.00%	USD	1,835,000	(268,369)	09/20/2018	(257,665)
Morgan Stanley	Rite Aid Corp.	5.00%	USD	1,000,000	57,638	06/20/2018	70,961
Morgan Stanley	Unisys Corp.	5.00%	USD	1,000,000	75,094	09/20/2018	84,471
JPMorgan Chase Bank	CDX North Amerca Investment Grade Index 20-V1	1.00%	USD	8,000,000	58,548	06/20/2018	105,180
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	5,000,000	282,499	06/20/2018	314,975
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	3,000,000	95,677	06/20/2018	188,985
JPMorgan Chase Bank	Chesapeake Energy Corp.	5.00%	USD	1,065,000	68,755	09/20/2018	93,769
JPMorgan Chase Bank	General Electric Capital Corp.	1.00%	USD	2,078,000	(18,010)	09/20/2018	(2,864)

See Accompanying Notes to the Schedule of Investments.	31

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Credit Default Swap Contracts Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Recevied By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	$3,000,000	$42,282	06/20/2018	$181,345
JPMorgan Chase Bank	iTraxx Europe Index Series 19- V1	1.00%	EUR	8,000,000	(83,189)	06/20/2018	12,479
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	970,000	(29,138)	09/20/2018	(23,480)
JPMorgan Chase Bank	PHH Corp.	5.00%	USD	1,000,000	49,332	09/20/2018	64,744
JPMorgan Chase Bank	Safeway, Inc.	1.00%	USD	2,130,000	(99,473)	09/20/2018	(102,923)
Goldman Sachs Group, Inc.	J. C. Penney Company, Inc.	5.00%	USD	1,941,000	(281,445)	09/20/2018	(270,122)
Goldman Sachs Group, Inc.	K. Hovnanian Enterprises, Inc.	5.00%	USD	876,000	(26,314)	09/20/2018	(21,204)
Goldman Sachs Group, Inc.	ProLogis LP	1.00%	USD	4,258,000	–	09/20/2018	(7,069)
Barclays plc	Cable & Wireless Communications Ltd.	5.00%	EUR	1,000,000	134,185	06/20/2018	115,712
Barclays plc	Caesars Entertainment Operating Co., Inc.	5.00%	USD	1,000,000	(181,543)	06/20/2015	(188,614)
Barclays plc	CDX Emerging Markets Index 19-V1	5.00%	USD	4,000,000	319,516	06/20/2018	363,033
Barclays plc	Frontier Communications Corp. International Lease Finance	5.00%	USD	1,000,000	34,799	06/20/2018	51,755
Barclays plc	Corp.	5.00%	USD	1,000,000	63,116	09/20/2018	79,818
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,065,000	(15,192)	09/20/2018	(24,741)
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,000,000	(27,959)	09/20/2018	(23,232)
Barclays plc	KB Home	5.00%	USD	1,065,000	69,926	09/20/2018	68,820
Barclays plc	Melia Hotels International S.A.	5.00%	EUR	1,000,000	(12,495)	06/20/2018	(41,254)
Barclays plc	Meritor, Inc.	5.00%	USD	1,000,000	17,832	09/20/2018	25,516
Barclays plc	Pitney Bowes, Inc.	1.00%	USD	1,941,000	(117,882)	09/20/2018	(103,229)
Barclays plc	RadioShack Corp.	5.00%	USD	1,000,000	(248,017)	09/20/2018	(308,324)
Barclays plc	Sprint Nextel Corp.	5.00%	USD	2,129,000	169,483	09/20/2018	155,796
Barclays plc	SunGard Data Systems, Inc.	5.00%	USD	1,000,000	38,116	09/20/2018	61,185
Barclays plc	United Rentals, Inc.	5.00%	USD	1,000,000	58,324	09/20/2018	98,895
Barclays plc	Virgin Media Finance plc	5.00%	EUR	1,000,000	97,490	06/20/2018	75,231

					$(1,750,278)		$(941,598)

See Accompanying Notes to the Schedule of Investments.	32

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by the Fund	Currency	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	1.24%	6 Month Euro Interbank Offered Rate	EUR	$25,000,000	07/13/2017	$73,253
JPMorgan Chase Bank	1.96%	6 Month Euro Interbank Offered Rate	EUR	5,000,000	07/11/2023	13,904
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	1.45%	EUR	25,000,000	07/02/2017	70,078
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	15,000,000	06/27/2023	213,249
JPMorgan Chase Bank	1.68%	3 Month London Interbank Offered Rate	USD	5,000,000	07/11/2018	(40,316)
JPMorgan Chase Bank	1.95%	3 Month London Interbank Offered Rate	USD	15,000,000	07/02/2017	(39,821)
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	25,000,000	06/26/2018	272,759
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	2.12%	USD	15,000,000	07/10/2017	83,778

						$646,884

Equity Basket Swap Contracts

Reference Entity	Shares	Notional	Net Unrealized Appreciation/(Depreciation)
Long Positions
United Kingdom
AstraZeneca plc	2,130	$106,326	$1,737
Barratt Developments plc	12,490	65,988	(4,047)
Bellway plc	2,970	64,419	(2,069)
Berkeley Group Holdings plc	1,930	$67,804	(1,479)
GlaxoSmithKline plc	4,010	106,259	(3,532)
Persimmon plc	3,370	65,269	(1,904)
Taylor Wimpey plc	39,420	61,853	2,012

			(9,282)

United States
Energy Transfer Equity, L.P.	103,194	5,649,960	1,237,208

Total of Long Equity Positions			$1,227,926

Cash collateral in the amount of $24,967,770 was pledged for total return, credit default, interest rate and equity basket swap contracts as of July 31, 2013.

Currency Abbreviations:
AUD CAD CHF EUR GBP HKD JPY KRW MYR NOK SEK SGD TRY USD ZAR	— — — — — — — — — — — — — — —

Australian Dollar

Canadian Dollar

Swiss Franc

Euro Dollar

British Pound

Hong Kong Dollar

Japanese Yen

Korea (Rep.) won

Malaysian Ringgit

Norwegian Krone

Swedish Kronor

Singapore Dollar

Turkish Lira

United States Dollar

South African Rand

See Accompanying Notes to the Schedule of Investments.	33

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. New Zealand Dollar, expiring 9/20/13	JPMorgan Chase Bank	589,000	669,248	$527,626	$532,618	$(4,992)
Australian Dollar vs. New Zealand Dollar, expiring 9/20/13	JPMorgan Chase Bank	609,000	696,761	545,542	554,514	(8,972)
Australian Dollar vs. New Zealand Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,812,000	3,297,351	2,518,986	2,624,182	(105,196)
Australian Dollar vs. New Zealand Dollar, expiring 9/20/13	JPMorgan Chase Bank	654,000	746,416	585,852	594,032	(8,180)
Australian Dollar vs. New Zealand Dollar, expiring 9/20/13	JPMorgan Chase Bank	1,417,588	1,641,000	1,269,874	1,305,983	(36,109)
Australian Dollar vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	2,170,139	2,000,000	1,944,256	2,000,000	(55,744)
Australian Dollar vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	543,661	500,000	487,073	500,000	(12,927)
Brazilian Real vs. U.S. Dollar, expiring 12/2/13	Barclays Bank plc	4,001,375	1,750,000	1,708,391	1,750,000	(41,609)
Brazilian Real vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	757,000	333,231	329,705	333,231	(3,526)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	70,658	110,539	107,453	110,539	(3,086)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	73,610	115,524	111,943	115,524	(3,581)
British Pound vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,722,712	4,104,600	4,140,521	4,104,600	35,921
British Pound vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	490,711	757,400	746,241	757,400	(11,159)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	33,313	52,352	50,661	52,352	(1,691)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	129	199	196	199	(3)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	73,279	114,780	111,439	114,780	(3,341)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	64,956	100,590	98,781	100,590	(1,809)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	21,818	34,228	33,179	34,228	(1,049)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	257,247	383,074	391,208	383,074	8,134
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	139,156	212,301	211,622	212,301	(679)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	194,707	293,977	296,101	293,977	2,124
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	549,452	832,673	835,581	832,673	2,908
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	2,286	3,475	3,477	3,475	2
British Pound vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	510,555	790,000	776,419	790,000	(13,581)

See Accompanying Notes to the Schedule of Investments.	34

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	907,539	1,368,000	$1,380,125	$1,368,000	$12,125
British Pound vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	938,419	1,442,000	1,427,086	1,442,000	(14,914)
British Pound vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	65,844	100,887	100,133	100,887	(754)
Canadian Dollar vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	525,850	500,000	511,376	500,000	11,376
Canadian Dollar vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	3,013,071	2,950,000	2,930,001	2,950,000	(19,999)
Canadian Dollar vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	3,017,098	2,963,000	2,933,918	2,963,000	(29,082)
Canadian Dollar vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	4,259,833	4,104,000	4,142,390	4,104,000	38,390
Canadian Dollar vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,382,330	2,296,000	2,316,649	2,296,000	20,649
Chilean Peso vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	84,852,000	166,142	164,398	166,142	(1,744)
Chilean Peso vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	517,500,000	1,000,000	988,702	1,000,000	(11,298)
Danish Krone vs. U.S. Dollar, expiring 9/18/13	Goldman Sachs Capital	1,220,000	214,284	217,813	214,284	3,529
European Union Euro vs. Hungarian Forint, expiring 9/20/13	JPMorgan Chase Bank	1,490,000	448,882,317	1,982,560	1,986,176	(3,616)
European Union Euro vs. Turkish Lira, expiring 9/20/13	JPMorgan Chase Bank	1,810,000	4,683,589	2,408,344	2,396,589	11,755
European Union Euro vs. Turkish Lira, expiring 9/20/13	JPMorgan Chase Bank	190,996	496,853	254,134	254,239	(105)
European Union Euro vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,900,000	3,816,452	3,858,673	3,816,452	42,221
European Union Euro vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	1,524,042	2,000,000	2,027,840	2,000,000	27,840
European Union Euro vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,103,530	2,747,000	2,798,908	2,747,000	51,908
European Union Euro vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	1,945,785	2,541,000	2,589,016	2,541,000	48,016
European Union Euro vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	1,830,000	2,417,869	2,434,955	2,417,869	17,086
Hong Kong Dollar vs. U.S. Dollar, expiring 9/19/13	JPMorgan Chase Bank	16,493,000	2,126,044	2,127,012	2,126,044	968
Hungarian Forint vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	70,401,617	237,683	311,507	316,255	(4,748)
Hungarian Forint vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	86,582,000	294,420	383,101	391,748	(8,647)
Hungarian Forint vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	50,629,000	172,038	224,019	228,910	(4,891)
Hungarian Forint vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	22,367,000	75,914	98,968	101,010	(2,042)

See Accompanying Notes to the Schedule of Investments.	35

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)

Hungarian Forint vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	70,402,000	239,230	$311,508	$318,314	$(6,806)
Hungarian Forint vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	148,500,700	497,495	657,073	661,955	(4,882)
Indian Rupee vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	20,118,000	336,478	328,233	336,478	(8,245)
Indonesian Rupiah vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	3,641,668,000	347,289	351,560	347,289	4,271
Indonesian Rupiah vs. U.S. Dollar, expiring 10/31/13	JPMorgan Chase Bank	1,807,459,000	169,238	173,419	169,238	4,181
Indonesian Rupiah vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	6,024,864,400	570,644	581,628	570,644	10,984
Indonesian Rupiah vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	10,685,959,600	1,023,363	1,031,601	1,023,363	8,238
Indonesian Rupiah vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	11,700,501,000	1,144,863	1,129,543	1,144,863	(15,320)
Indonesian Rupiah vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,318,924,000	224,964	223,865	224,964	(1,099)
Japanese Yen vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	120,603,806	1,232,000	1,232,100	1,232,000	100
Japanese Yen vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	137,184,600	1,400,000	1,401,491	1,400,000	1,491
Japanese Yen vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	191,343,135	1,975,000	1,954,779	1,975,000	(20,221)
Japanese Yen vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	380,105,039	4,039,000	3,883,188	4,039,000	(155,812)
Japanese Yen vs. U.S. Dollar, expiring 9/18/13	Goldman Sachs Capital	100,000,000	1,022,172	1,021,599	1,022,172	(573)
Japanese Yen vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	167,422,000	1,710,222	1,710,399	1,710,222	177
Korean Won vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	1,152,500,000	1,000,000	1,019,120	1,000,000	19,1204
Korean Won vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	2,512,877,660	2,256,393	2,232,809	2,256,393	(23,584)
Malaysian Ringgit vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	546,000	168,868	168,028	168,868	(840)
Mexican Peso vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	7,500,200	597,816	584,411	597,816	(13,405)
Mexican Peso vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	13,245,000	1,000,000	1,023,669	1,000,000	23,669
Mexican Peso vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	22,011,000	1,707,470	1,715,082	1,707,470	7,612
Mexican Peso vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	20,111,100	1,511,298	1,567,043	1,511,298	55,745
Mexican Peso vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	4,441,000	343,032	346,039	343,032	3,007
Mexican Peso vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	35,199,473	2,775,524	2,747,823	2,775,524	(27,701)
Mexican Peso vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	6,851,000	540,385	533,825	540,385	(6,560)
New Zealand Dollar vs. Australian Dollar, expiring 9/20/13	JPMorgan Chase Bank	1,558,700	1,348,000	1,240,485	1,207,537	32,948

See Accompanying Notes to the Schedule of Investments.	36

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)

New Zealand Dollar vs. Australian Dollar, expiring 9/20/13	JPMorgan Chase Bank	4,017,780	3,400,000	$3,197,532	$3,045,716	$151,816
New Zealand Dollar vs. Australian Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,526,339	2,165,000	2,010,575	1,939,404	71,171
New Zealand Dollar vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	1,297,522	1,000,000	1,032,776	1,000,000	32,776
New Zealand Dollar vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	649,351	500,000	516,858	500,000	16,858
Norwegian Krone vs. U.S. Dollar, expiring 9/18/13	JPMorgan Chase Bank	3,058,750	500,000	518,133	500,000	18,133
Poland Zloty vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	3,365,000	1,000,000	1,043,926	1,000,000	43,926
Russian Ruble vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	33,800,000	1,000,000	1,002,198	1,000,000	2,198
South African Rand vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	5,090,000	500,000	505,473	500,000	5,473
South African Rand vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	30,024,000	2,981,529	3,021,738	2,981,529	40,209
South African Rand vs. U.S. Dollar, expiring 8/30/13	JPMorgan Chase Bank	3,329,000	337,968	336,017	337,968	(1,951)
Taiwan Dollar vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	29,850,000	1,000,000	997,543	1,000,000	(2,457)
Turkish Lira vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	2,346,667	919,000	1,200,788	1,222,800	(22,012)
Turkish Lira vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	688,982	267,000	352,552	355,264	(2,712)
Turkish Lira vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	681,224	351,000	348,582	351,000	(2,418)
Turkish Lira vs. U.S. Dollar, expiring 9/20/13	JPMorgan Chase Bank	2,313,063	1,190,000	1,183,593	1,190,000	(6,407)
Turkish Lira vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	1,983,000	1,000,000	996,522	1,000,000	(3,478)
U.S. Dollar vs. Brazilian Real, expiring 8/30/13	JPMorgan Chase Bank	1,112,959	2,521,965	1,112,959	1,098,418	14,541
U.S. Dollar vs. British Pound, expiring 9/18/13	JPMorgan Chase Bank	1,000,000	658,931	1,000,000	1,002,070	(2,070)
U.S. Dollar vs. British Pound, expiring 9/18/13	JPMorgan Chase Bank	169,344	108,000	169,344	164,241	5,103
U.S. Dollar vs. British Pound, expiring 9/20/13	JPMorgan Chase Bank	2,095,000	1,392,108	2,095,000	2,117,026	(22,026)
U.S. Dollar vs. British Pound, expiring 9/18/13	JPMorgan Chase Bank	340,331	228,000	340,331	346,731	(6,400)
U.S. Dollar vs. British Pound, expiring 9/18/13	JPMorgan Chase Bank	342,880	225,000	342,880	342,169	711
U.S. Dollar vs. British Pound, expiring 9/20/13	JPMorgan Chase Bank	2,232,000	1,483,143	2,232,000	2,255,466	(23,466)
U.S. Dollar vs. British Pound, expiring 9/20/13	JPMorgan Chase Bank	3,056,000	2,059,160	3,056,000	3,131,435	(75,435)
U.S. Dollar vs. British Pound, expiring 8/8/13	JPMorgan Chase Bank	2,398,733	1,600,000	2,398,732	2,433,883	(35,151)
U.S. Dollar vs. British Pound, expiring 9/20/13	JPMorgan Chase Bank	669,000	439,236	669,000	667,961	1,039

See Accompanying Notes to the Schedule of Investments.	37

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)

U.S. Dollar vs. British Pound, expiring 9/18/13	JPMorgan Chase Bank	2,426,645	1,546,455	$2,426,644	$2,351,774	$74,870
U.S. Dollar vs. British Pound, expiring 9/20/13	JPMorgan Chase Bank	328,827	217,623	328,828	330,947	(2,119)
U.S. Dollar vs. British Pound, expiring 9/20/13	JPMorgan Chase Bank	410,000	271,781	410,000	413,306	(3,306)
U.S. Dollar vs. Canadian Dollar, expiring 9/20/13	JPMorgan Chase Bank	464,740	483,000	464,741	469,684	(4,943)
U.S. Dollar vs. Canadian Dollar, expiring 9/20/13	JPMorgan Chase Bank	5,913,000	6,162,972	5,913,000	5,993,061	(80,061)
U.S. Dollar vs. Canadian Dollar, expiring 9/18/13	JPMorgan Chase Bank	317,926	325,000	317,926	316,054	1,872
U.S. Dollar vs. Canadian Dollar, expiring 9/20/13	JPMorgan Chase Bank	6,400,000	6,670,560	6,400,000	6,486,654	(86,654)
U.S. Dollar vs. Chilean Peso, expiring 8/30/13	JPMorgan Chase Bank	555,932	282,841,580	555,932	547,995	7,937
U.S. Dollar vs. Danish Krone, expiring 9/18/13	JPMorgan Chase Bank	1,975,662	11,040,000	1,975,662	1,971,025	4,637
U.S. Dollar vs. European Union Euro, expiring 9/18/13	JPMorgan Chase Bank	4,000,000	3,067,414	4,000,000	4,081,400	(81,400)
U.S. Dollar vs. European Union Euro, expiring 9/18/13	JPMorgan Chase Bank	3,000,000	2,306,778	3,000,000	3,069,324	(69,324)
U.S. Dollar vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	3,209,779	2,447,000	3,209,778	3,255,921	(46,143)
U.S. Dollar vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	1,601,420	1,237,000	1,601,421	1,645,924	(44,503)
U.S. Dollar vs. European Union Euro, expiring 9/18/13	JPMorgan Chase Bank	1,000,000	763,682	1,000,000	1,016,131	(16,131)
U.S. Dollar vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	3,757,530	2,900,000	3,757,530	3,858,673	(101,143)
U.S. Dollar vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	2,747,000	2,129,637	2,747,000	2,833,646	(86,646)
U.S. Dollar vs. European
Union Euro, expiring 8/8/13	JPMorgan Chase Bank	19,329,435	15,000,000	19,329,435	19,955,571	(626,136)
U.S. Dollar vs. European Union Euro, expiring 9/18/13	JPMorgan Chase Bank	217,193	162,659	217,194	216,429	765
U.S. Dollar vs. European Union Euro, expiring 9/20/13	JPMorgan Chase Bank	2,541,000	1,969,934	2,541,000	2,621,148	(80,148)
U.S. Dollar vs. European Union Euro, expiring 9/18/13	JPMorgan Chase Bank	6,668,210	5,000,000	6,668,210	6,652,836	15,374
U.S. Dollar vs. Hong Kong Dollar, expiring 9/19/13	JPMorgan Chase Bank	2,125,332	16,493,000	2,125,332	2,127,012	(1,680)
U.S. Dollar vs. Indian Rupee, expiring 8/30/13	JPMorgan Chase Bank	1,128,191	67,059,667	1,128,190	1,094,102	34,088
U.S. Dollar vs. Indonesian Rupiah, expiring 10/31/13	JPMorgan Chase Bank	558,997	6,024,864,400	558,996	578,063	(19,067)

See Accompanying Notes to the Schedule of Investments.	38

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)

U.S. Dollar vs. Indonesian Rupiah, expiring 9/20/13	JPMorgan Chase Bank	121,109	1,289,445,000	$121,108	$124,480	$(3,372)
U.S. Dollar vs. Indonesian Rupiah, expiring 9/20/13	JPMorgan Chase Bank	1,972,000	20,325,404,000	1,972,000	1,962,174	9,826
U.S. Dollar vs. Indonesian Rupiah, expiring 9/20/13	JPMorgan Chase Bank	1,017,000	10,719,180,000	1,017,000	1,034,808	(17,808)
U.S. Dollar vs. Indonesian Rupiah, expiring 9/20/13	JPMorgan Chase Bank	192,000	2,037,888,000	192,000	196,734	(4,734)
U.S. Dollar vs. Japanese Yen, expiring 9/18/13	JPMorgan Chase Bank	1,000,000	97,730,600	1,000,000	998,415	1,585
U.S. Dollar vs. Japanese Yen, expiring 9/20/13	JPMorgan Chase Bank	790,000	78,931,428	790,000	806,371	(16,371)
U.S. Dollar vs. Japanese Yen, expiring 9/20/13	JPMorgan Chase Bank	2,222,222	224,252,205	2,222,222	2,290,981	(68,759)
U.S. Dollar vs. Japanese Yen, expiring 9/20/13	JPMorgan Chase Bank	1,780,000	178,346,210	1,779,999	1,822,001	(42,002)
U.S. Dollar vs. Japanese Yen, expiring 9/20/13	JPMorgan Chase Bank	1,535,000	155,127,100	1,535,000	1,584,793	(49,793)
U.S. Dollar vs. Japanese Yen, expiring 9/20/13	JPMorgan Chase Bank	6,014,000	581,860,514	6,014,000	5,944,341	69,659
U.S. Dollar vs. Japanese Yen, expiring 9/18/13	JPMorgan Chase Bank	8,218,743	784,890,000	8,218,744	8,018,431	200,313
U.S. Dollar vs. Japanese Yen, expiring 9/18/13	JPMorgan Chase Bank	2,250,000	223,573,500	2,250,000	2,284,025	(34,025)
U.S. Dollar vs. Korean Won, expiring 8/30/13	JPMorgan Chase Bank	1,402,655	1,564,690,000	1,402,656	1,390,301	12,355
U.S. Dollar vs. Korean Won, expiring 8/30/13	JPMorgan Chase Bank	676,038	753,863,000	676,038	669,843	6,195
U.S. Dollar vs. Malaysian Ringgit, expiring 8/30/13	JPMorgan Chase Bank	565,749	1,821,542	565,749	560,568	5,181
U.S. Dollar vs. Mexican Peso, expiring 9/20/13	JPMorgan Chase Bank	190,712	2,426,000	190,712	189,032	1,680
U.S. Dollar vs. Mexican Peso, expiring 9/20/13	JPMorgan Chase Bank	1,524,000	20,259,751	1,524,000	1,578,627	(54,627)
U.S. Dollar vs. Mexican Peso, expiring 9/20/13	JPMorgan Chase Bank	2,957,000	38,228,548	2,957,000	2,978,744	(21,744)
U.S. Dollar vs. Mexican Peso, expiring 8/30/13	JPMorgan Chase Bank	829,237	10,560,000	829,237	824,359	4,878
U.S. Dollar vs. South African Rand, expiring 8/30/13	JPMorgan Chase Bank	1,136,487	11,096,028	1,136,487	1,119,992	16,49
U.S. Dollar vs. South African Rand, expiring 9/20/13	JPMorgan Chase Bank	2,881,082	28,762,364	2,881,083	2,894,762	(13,679)
U.S. Dollar vs. Swiss Franc, expiring 9/18/13	JPMorgan Chase Bank	1,000,000	932,485	1,000,000	1,008,018	(8,018)
U.S. Dollar vs. Swiss Franc, expiring 9/18/13	JPMorgan Chase Bank	222,955	209,366	222,955	226,325	(3,370)
U.S. Dollar vs. Swiss Franc, expiring 9/18/13	JPMorgan Chase Bank	3,000,000	2,837,310	3,000,000	3,067,138	(67,138)
U.S. Dollar vs. Swiss Franc, expiring 9/18/13	JPMorgan Chase Bank	1,851,770	1,709,002	1,851,770	1,847,435	4,335
U.S. Dollar vs. Turkish Lira, expiring 9/20/13	JPMorgan Chase Bank	265,686	520,258	265,685	266,215	(530)
U.S. Dollar vs. Turkish Lira, expiring 9/20/13	JPMorgan Chase Bank	2,360,000	4,677,411	2,359,999	2,393,428	(33,429)

						$(1,316,414)

See Accompanying Notes to the Schedule of Investments.	39

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2013 (Unaudited)

Arden Alternative Strategies Fund invested, as a percentage of net assets, in the following countries as of July 31, 2013:

Argentina	(0.1)%
Australia	(0.2)
Belgium	1.6
Bermuda	0.8
Brazil	0.0 *
Canada	4.2
Cayman Islands	0.0 *
Chile	0.1
China	(0.1)
Colombia	(0.1)
Cyprus	0.5
Denmark	0.4
France	0.8
Germany	2.6
Hong Kong	0.1
India	0.1
Ireland	4.7
Israel	(0.3)
Japan	3.9
Jersey	(0.1)
Luxembourg	1.3
Mexico	(0.1)
Netherlands	1.8
Norway	(0.1)
Panama	0.1
Peru	0.1
Singapore	0.5
South Africa	0.1
South Korea	0.0 *
Sweden	0.0 *
Switzerland	2.0
United Kingdom	1.9
United States	73.3
Venezuela	0.2

100.0%

* Amount represent less than 0.05%

See Accompanying Notes to the Schedule of Investments.	40

Arden Alternative Strategies Fund
Notes to the Financial Statements

July 31, 2013 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a single series, the Arden Alternative Strategies Fund.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of Arden Alternative Strategies Fund. The Subsidiary acts as an investment vehicle for Arden Alternative Strategies Fund to enable Arden Alternative Strategies Fund to gain exposure to certain types of commodity-linked derivative instruments. Arden Alternative Strategies Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that Arden Alternative Strategies Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis of Arden Alternative Strategies Fund and the Subsidiary (collectively, the “Fund”). All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2013, Subsidiary’s net assets were $48,338,464 or 5%.

The Trust has had no operations from November 12, 2012 (initial seeding date) until the Fund’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in the Fund to the Fund’s investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. The Fund’s investment objective is to achieve capital appreciation. In pursuing the Fund’s objective, the Adviser seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The preparation requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Arden Alternative Strategies Fund
Notes to the Financial Statements

July 31, 2013 (Unaudited)

Investment in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more dealers making markets for such securities. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. If there was no sale on that day, the contract is valued at fair value pursuant to the Trust’s fair value procedure. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If market quotations are not readily available, securities and other assets, will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Trustees (the “Board”). The Fund may also use fair value to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund’s NAV calculation.

The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and ADR securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Fund-approved triggers or thresholds. One or more independent fair valuation pricing services may be retained to assist in the fair valuation process for foreign securities.

Arden Alternative Strategies Fund
Notes to the Financial Statements

July 31, 2013 (Unaudited)

The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Adviser, operating under procedures approved by the Board, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s NAV by such traders.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S. foreign exchange rates also are determined before such close. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities—at the exchange rates prevailing at the end of each Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses—at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period.

Debt securities will be valued by a pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

In the event if a price is not available, the investment will be valued by the Board, or its delegate, (the “Pricing Committee”), as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the investment advisor and/or sub-advisor deems relevant and consistent with the principles of fair value measurement. These factors include but are not limited to (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee, employs various methods for calibrating valuation approaches for investments where an

Arden Alternative Strategies Fund
Notes to the Financial Statements

July 31, 2013 (Unaudited)

active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is periodically reviewed by the Board.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such securities. If no sales of those securities are reported on a particular day, the securities will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed. The Fund may not be able to verify valuation information given to the Fund by the Managers. In the unlikely event that an ETF does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets. The Board has determined that any values of interests in ETFs reported as “estimated” or “final” values (using the nomenclature of the private investment fund industry) will be deemed to reasonably reflect market values of securities for which market quotations are available or the fair value of such securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities on the measurement date.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Arden Alternative Strategies Fund
Notes to the Financial Statements

July 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2013 for the Fund based upon the three levels defined above. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. As of and for the period ended July 31, 2013, there were no transfers between Level 1 and Level 2. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable. As of and for the period ended July 31, 2013, there were no Level 3 positions held.

Assets	Level 1	Level 2	Total

Investments:
Common Stocks^	$592,171,662	$—	$592,171,662
Preferred Stock^	4,193,243	—	4,193,243
Agency CMO	—	10,088,281	10,088,281
Exchange Traded Funds	3,712,591	—	3,712,591
Corporate Bonds^	—	121,234,339	121,234,339
Municipal Bonds	—	5,485,279	5,485,279
Sovereign Governments & Agencies	—	4,606,525	4,606,525
U.S. Government Agency Securities	—	17,292,519	17,292,519
Cash Equivalents	102,453,754	—	102,453,754
Warrants	2,628,000	—	2,628,000
Purchased Options	726,909	—	726,909

Total Investments	$705,886,159	$158,706,943	$864,593,102

Derivatives:
Futures Contracts	$1,936,715	$—	$1,936,715
Equity Total Return Swap Contracts	—	1,238,111	1,238,111
Credit Default Swap Contracts	—	3,303,385	3,303,385
Interest Rate Swap Contracts	—	727,021	727,021
Equity Basket Swaps Contracts	—	1,240,957	1,240,957
Forward Currency Contracts	—	1,382,494	1,382,494

Total Derivatives	$1,936,715	$7,891,968	$9,828,683

Liabilities	Level 1	Level 2	Total

Investments:
Common Stocks^	$(246,415,298)$	—	$(246,415,298)
Exchange Traded Funds	(160,196,713)	—	(160,196,713)
Corporate Bonds^	—	(20,366,947)	(20,366,947)
U.S. Government Agency Securities	—	(27,159,153)	(27,159,153)
Written Options	(181,988)	—	(181,988)

Total Investments	$(406,793,999)	$(47,526,100)	$(454,320,099)

Derivatives:
Futures Contracts	$(1,997,095)$	—	$(1,997,095)
Equity Total Return Swap Contracts	—	(702,275)	(702,275)
Credit Default Swap Contracts	—	(3,691,911)	(3,691,911)
Interest Rate Swap Contracts	—	(80,137)	(80,137)
Equity Basket Swaps Contracts	—	(13,031)	(13,031)
Forward Currency Contracts	—	(2,698,908)	(2,698,908)

Total Derivatives	$(1,997,095)	$(7,186,262)	$(9,183,357)

^ See Schedule of Investments for industry breakdown.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry Davis

Henry Davis
President and Chief Executive Officer
September 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry Davis

Henry Davis
President and Chief Executive Officer
September 17, 2013

By:	/s/ Andrew Katz

Andrew Katz
Treasurer and Chief Financial Officer
September 17, 2013